UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

December 31, 2022
Annual Report
Deutsche DWS Investments VIT Funds
DWS Small Cap Index VIP

Contents

3	Performance Summary
4	Management Summary
6	Portfolio Summary
7	Investment Portfolio
31	Statement of Assets and Liabilities
31	Statement of Operations
32	Statements of Changes in Net Assets
33	Financial Highlights
35	Notes to Financial Statements
41	Report of Independent Registered Public Accounting Firm
42	Information About Your Fund's Expenses
43	Tax Information
43	Proxy Voting
44	Advisory Agreement Board Considerations and Fee Evaluation
47	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 2000 Index (the "Index") vest in the relevant LSE Group company which owns the Index. "FTSE® ""Russell ®" and "FTSE Russell®" are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited, FTSE Fixed Income, LLC or their affiliates, agents or partners. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by DIMA.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2 |	DWS Small Cap Index VIP

Performance SummaryDecember 31, 2022 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2022 are 0.42% and 0.71% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended December 31
Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.
The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$7,936	$10,853	$12,064	$23,126
	Average annual total return	–20.64%	2.77%	3.82%	8.75%
Russell 2000 Index	Growth of $10,000	$7,956	$10,959	$12,241	$23,696
	Average annual total return	–20.44%	3.10%	4.13%	9.01%
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$7,911	$10,757	$11,899	$22,517
	Average annual total return	–20.89%	2.46%	3.54%	8.46%
Russell 2000 Index	Growth of $10,000	$7,956	$10,959	$12,241	$23,696
	Average annual total return	–20.44%	3.10%	4.13%	9.01%
The growth of $10,000 is cumulative.

DWS Small Cap Index VIP	| 3

Management Summary December 31, 2022 (Unaudited)
The Fund returned –20.64% (Class A shares, unadjusted for contract charges) for the 12 months ended December 31, 2022, while the Russell 2000® Index returned –20.44%. The difference in performance is typically driven by transaction costs and Fund expenses. The Fund periodically invests in equity index futures in order to keep the Fund’s positioning in line with that of the index. This strategy had a neutral impact on performance.
The U.S. equity market suffered poor performance and elevated volatility in 2022. A dramatic acceleration of inflation prompted the U.S. Federal Reserve (Fed) to abandon its stimulative post-COVID policy in an effort to put the brakes on the economy. The Fed raised interest rates on seven separate occasions, bringing the fed funds rate from a range of 0.0%–0.25% at the start of 2022 to 4.25%–4.50% by year-end. This represented the largest move in short-term rates in more than 40 years. The spike in rates, together with expectations that tighter policy could lead to a sharp slowdown in growth and weaker corporate earnings in 2023, weighed heavily on stock prices. Geopolitical issues, particularly Russia’s invasion of Ukraine and the adverse economic impact of China’s zero-COVID policy, were additional headwinds for the markets.
The Russell 2000 Index modestly underperformed the –19.13% return for the large-cap Russell 1000® Index in 2022. In addition to being more sensitive to trends in investors’ appetite for risk, small-caps have higher vulnerability to rising rates since they are more likely to require capital than established firms.
Small-cap value stocks, while losing ground in absolute terms, strongly outperformed their growth counterparts. The Russell 2000 Value Index returned –14.48% on the year, well ahead of the –26.36% return for the Russell 2000 Growth Index. Rising rates reduce the value of future earnings when discounted back to today’s dollars, which worked to the benefit of the companies with higher current cash flows – a cohort that tends to have a higher representation in the value category. Conversely, the communication services, information technology, consumer discretionary, and healthcare sectors—all of which have a higher weighting in growth stocks—suffered considerable underperformance. Real estate, which was pressured by both rising rates and a slowdown in the property market, also lagged.
Energy was the clear winner in 2022. The energy stocks in the index registered a gain of over 50%, exceeding return of the broader small-cap space by more than 70 percentage points. The rising price of oil, together with investors’ search for ways to capitalize on higher inflation, fueled gains for the vast majority of companies in the sector. All other sectors suffered losses for the year. The defensive utility and consumer staples sectors held up best, as investors gravitated toward companies with the ability to generate stable profits through a time of slowing growth. The materials, financials, and industrials sectors also exceeded the return of the index.
Brent Reeder
Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund
Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

4 |	DWS Small Cap Index VIP

Terms to Know
The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.
The Russell 2000 Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe.
The Russell 2000 Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Consumer discretionary stocks represent companies that make and market goods and services that are considered non-essential. Sub-categories within the consumer discretionary sector include retailers, media, consumer services, consumer durables & apparel, and automobiles.
Consumer staples stocks represent companies that make products purchased by consumers on a regular basis, such as food and beverages, prescription drugs, and household products. In the aggregate, sales of consumer staples tend to be steady and less sensitive to economic fluctuations.
Futures contracts are contractual agreements to buy or sell a particular commodity or financial instrument at a predetermined price in the future.

DWS Small Cap Index VIP	| 5

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/22	12/31/21
Common Stocks	97%	97%
Cash Equivalents	3%	3%
Short-Term U.S. Treasury Obligation	0%	0%
Rights	0%	0%
Other Investments	0%	—
Corporate Bonds	—	0%
Warrants	—	0%
	100%	100%

Sector Diversification (As a % of Common Stocks, Rights, Warrants and Corporate Bonds)	12/31/22	12/31/21
Financials	17%	16%
Health Care	17%	18%
Industrials	16%	15%
Information Technology	13%	15%
Consumer Discretionary	10%	11%
Energy	7%	4%
Real Estate	6%	7%
Materials	4%	4%
Consumer Staples	4%	4%
Utilities	3%	3%
Communication Services	3%	3%
	100%	100%

Ten Largest Equity Holdings at December 31, 2022 (2.8% of Net Assets)
1Halozyme Therapeutics, Inc.	0.3%
Develops and commercializes recombant human enzymes for the infertility
2Shockwave Medical, Inc.	0.3%
Manufacturer of medical devices
3Inspire Medical Systems, Inc.	0.3%
Provider of neurostimulation technology
4EMCOR Group, Inc.	0.3%
Provider of mechanical and electrical construction services
5Crocs, Inc.	0.3%
Designer of casual lifestyle footwear and accessories
6Matador Resources Co.	0.3%
Engages in exploration, development and production of oil and natural gas resources
7Iridium Communications, Inc.	0.3%
Provider of mobile satellite communications services
8Murphy Oil Corp.	0.3%
Producer of crude oil, natural gas and natural gas liquids
9Agree Realty Corp.	0.2%
Real estate investment trust primarily engaged in development of properties
10Texas Roadhouse, Inc.	0.2%
Provider of steaks and ribs to made from scratch sides and fresh baked rolls
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 7.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

6 |	DWS Small Cap Index VIP

Investment Portfolioas of December 31, 2022

	Shares	Value ($)
Common Stocks 96.8%
Communication Services 2.5%
Diversified Telecommunication Services 0.6%
Anterix, Inc.*	2,774	89,239
ATN International, Inc.	1,692	76,664
Bandwidth, Inc. "A"*	3,708	85,099
Charge Enterprises, Inc.*	18,975	23,529
Cogent Communications Holdings, Inc.	6,602	376,842
Consolidated Communications Holdings, Inc.*	11,043	39,534
EchoStar Corp. "A"*	5,047	84,184
Globalstar, Inc.*	103,400	137,522
IDT Corp. "B"*	2,365	66,622
Iridium Communications, Inc.*	19,310	992,534
Liberty Latin America Ltd. "A"*	5,656	42,590
Liberty Latin America Ltd. "C"*	22,714	172,626
Ooma, Inc.*	3,382	46,063
Radius Global Infrastructure, Inc. "A"*	11,880	140,422
		2,373,470
Entertainment 0.3%
Cinemark Holdings, Inc.*	17,034	147,514
IMAX Corp.*	7,453	109,261
Liberty Media Corp.-Liberty Braves "A"*	1,542	50,377
Liberty Media Corp.-Liberty Braves "C"*	5,778	186,225
Lions Gate Entertainment Corp. "A"*	8,670	49,506
Lions Gate Entertainment Corp. "B"*	18,368	99,738
Madison Square Garden Entertainment Corp.*	4,069	182,983
Marcus Corp.	3,895	56,049
Playstudios, Inc.*	13,073	50,723
Reservoir Media, Inc.*	2,965	17,701
Skillz, Inc.*	46,481	23,543
		973,620
Interactive Media & Services 0.7%
Arena Group Holdings, Inc.*	1,641	17,411
Bumble, Inc. "A"*	13,142	276,639
Cargurus, Inc.*	15,608	218,668
Cars.com, Inc.*	10,199	140,440
DHI Group, Inc.*	6,256	33,094
Eventbrite, Inc. "A"*	11,641	68,216
EverQuote, Inc. "A"*	2,904	42,805
fuboTV, Inc.* (a)	30,481	53,037
Leafly Holdings, Inc.*	4,719	3,076
MediaAlpha, Inc. "A"*	3,681	36,626
	Shares	Value ($)
Outbrain, Inc.*	5,774	20,902
QuinStreet, Inc.*	7,716	110,725
Shutterstock, Inc.	3,700	195,064
TrueCar, Inc.*	12,198	30,617
Vimeo, Inc.*	21,586	74,040
Vinco Ventures, Inc.*	34,238	15,887
Wejo Group Ltd.*	12,579	6,051
Yelp, Inc.*	10,506	287,234
Ziff Davis, Inc.*	7,031	556,152
Ziprecruiter, Inc. "A"*	11,441	187,861
		2,374,545
Media 0.8%
Adtheorent Holding Co., Inc.*	4,840	8,034
Advantage Solutions, Inc.*	12,640	26,291
AMC Networks, Inc. "A"*	4,553	71,346
Audacy, Inc. "A"*	18,721	4,214
Boston Omaha Corp. "A"*	3,508	92,962
Cardlytics, Inc.*	5,043	29,149
Clear Channel Outdoor Holdings, Inc.*	55,033	57,785
Cumulus Media, Inc. "A"*	2,679	16,637
Daily Journal Corp.*	185	46,344
Entravision Communications Corp. "A"	9,050	43,440
Gambling.com Group Ltd.*	1,262	11,547
Gannett Co., Inc.*	21,472	43,588
Gray Television, Inc.	12,907	144,429
iHeartMedia, Inc. "A"*	18,338	112,412
Innovid Corp.*	11,008	18,824
Integral Ad Science Holding Corp.*	5,921	52,046
John Wiley & Sons, Inc. "A"	6,687	267,881
Loyalty Ventures, Inc.*	2,900	6,989
Magnite, Inc.*	20,382	215,845
PubMatic, Inc. "A"*	6,865	87,941
Scholastic Corp.	4,632	182,779
Sinclair Broadcast Group, Inc. "A"	6,036	93,618
Stagwell, Inc.*	11,629	72,216
TechTarget, Inc.*	4,186	184,435
TEGNA, Inc.	34,381	728,533
The E.W. Scripps Co. "A"*	8,852	116,758
Thryv Holdings, Inc.*	3,789	71,991
Urban One, Inc.*	2,940	11,997
WideOpenWest, Inc.*	8,558	77,963
		2,897,994
Wireless Telecommunication Services 0.1%
Gogo, Inc.*	7,530	111,143
Kore Group Holdings, Inc.*	8,320	10,483
Shenandoah Telecommunications Co.	7,345	116,639
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 7

	Shares	Value ($)
Telephone & Data Systems, Inc.	15,859	166,361
U.S. Cellular Corp.*	2,166	45,161
		449,787
Consumer Discretionary 10.1%
Auto Components 1.3%
Adient PLC*	14,552	504,809
American Axle & Manufacturing Holdings, Inc.*	17,640	137,945
Dana, Inc.	19,678	297,728
Dorman Products, Inc.*	4,068	328,979
Fox Factory Holding Corp.*	6,495	592,539
Gentherm, Inc.*	5,114	333,893
Goodyear Tire & Rubber Co.*	43,490	441,423
Holley, Inc.*	7,454	15,802
LCI Industries	3,848	355,748
Luminar Technologies, Inc.* (a)	38,520	190,674
Modine Manufacturing Co.*	7,707	153,061
Motorcar Parts of America, Inc.*	2,880	34,157
Patrick Industries, Inc.	3,343	202,586
Solid Power, Inc.*	21,813	55,405
Standard Motor Products, Inc.	3,205	111,534
Stoneridge, Inc.*	3,902	84,127
Visteon Corp.*	4,279	559,822
XPEL, Inc.*	3,331	200,060
		4,600,292
Automobiles 0.2%
Canoo, Inc.* (a)	28,550	35,117
Cenntro Electric Group Ltd.*	26,663	11,732
Faraday Future Intelligent Electric, Inc.*	38,811	11,267
Fisker, Inc.* (a)	27,760	201,815
Lordstown Motors Corp. "A"* (a)	29,849	34,028
Mullen Automotive, Inc.*	47,938	13,710
Winnebago Industries, Inc.	4,619	243,421
Workhorse Group, Inc.*	22,127	33,633
		584,723
Distributors 0.0%
Funko, Inc. "A"*	5,241	57,179
Weyco Group, Inc.	864	18,282
		75,461
Diversified Consumer Services 0.9%
2U, Inc.*	11,937	74,845
Adtalem Global Education, Inc.*	6,817	242,004
American Public Education, Inc.*	2,855	35,088
Beachbody Co., Inc.*	15,120	7,953
Carriage Services, Inc.	2,062	56,787
Chegg, Inc.*	19,018	480,585
Coursera, Inc.*	17,454	206,481
	Shares	Value ($)
Duolingo, Inc.*	3,602	256,210
European Wax Center, Inc. "A"	3,571	44,459
Frontdoor, Inc.*	12,675	263,640
Graham Holdings Co. "B"	564	340,774
Laureate Education, Inc. "A"	20,354	195,805
Nerdy, Inc.*	7,839	17,638
OneSpaWorld Holdings Ltd.*	10,106	94,289
Perdoceo Education Corp.*	10,326	143,531
Rover Group, Inc.*	14,899	54,679
Strategic Education, Inc.	3,518	275,530
Stride, Inc.*	6,299	197,033
Udemy, Inc.*	11,384	120,101
Universal Technical Institute, Inc.*	4,722	31,732
Vivint Smart Home, Inc.*	14,703	174,966
WW International, Inc.*	8,087	31,216
		3,345,346
Hotels, Restaurants & Leisure 2.3%
Accel Entertainment, Inc.*	8,558	65,897
Bally's Corp.*	5,508	106,745
Biglari Holdings, Inc. "B"*	102	14,158
BJ's Restaurants, Inc.*	3,439	90,721
Bloomin' Brands, Inc.	13,467	270,956
Bluegreen Vacations Holding Corp	1,862	46,475
Bowlero Corp.* (a)	4,654	62,736
Brinker International, Inc.*	6,741	215,105
Century Casinos, Inc.*	4,231	29,744
Chuy's Holdings, Inc.*	2,811	79,551
Cracker Barrel Old Country Store, Inc.	3,444	326,285
Dave & Buster's Entertainment, Inc.*	6,565	232,664
Denny's Corp.*	8,468	77,990
Dine Brands Global, Inc.	2,248	145,221
El Pollo Loco Holdings, Inc.	3,120	31,075
Everi Holdings, Inc.*	13,184	189,190
F45 Training Holdings, Inc.*	5,639	16,071
First Watch Restaurant Group, Inc.*	2,572	34,799
Full House Resorts, Inc.*	4,990	37,525
Golden Entertainment, Inc.*	3,085	115,379
Hilton Grand Vacations, Inc.*	13,307	512,852
Inspirato, Inc.*	3,295	3,921
Inspired Entertainment, Inc.*	3,227	40,886
International Game Technology PLC	15,163	343,897
Jack in the Box, Inc.	3,222	219,837
Krispy Kreme, Inc.	11,157	115,140
Kura Sushi USA, Inc. "A"*	713	33,996
Life Time Group Holdings, Inc.*	6,510	77,860
Light & Wonder, Inc. "A"*	14,583	854,564
Lindblad Expeditions Holdings, Inc.*	5,451	41,973
Monarch Casino & Resort, Inc.*	2,019	155,241
The accompanying notes are an integral part of the financial statements.

8 |	DWS Small Cap Index VIP

	Shares	Value ($)
NEOGAMES SA*	1,937	23,612
Noodles & Co.*	6,217	34,131
Papa John's International, Inc.	5,016	412,867
Portillo's, Inc. "A"*	4,481	73,130
RCI Hospitality Holdings, Inc.	1,342	125,061
Red Rock Resorts, Inc. "A"	7,868	314,799
Rush Street Interactive, Inc.*	9,089	32,629
Ruth's Hospitality Group, Inc.	4,945	76,549
SeaWorld Entertainment, Inc.*	6,135	328,284
Shake Shack, Inc. "A"*	5,736	238,216
Sonder Holdings, Inc.* (a)	28,237	35,014
Sweetgreen, Inc. "A"*	13,832	118,540
Target Hospitality Corp.*	4,439	67,206
Texas Roadhouse, Inc.	10,323	938,877
The Cheesecake Factory, Inc. (a)	7,519	238,427
The ONE Group Hospitality, Inc.*	3,589	22,611
Vacasa, Inc. "A"*	16,417	20,685
Wingstop, Inc.	4,629	637,043
Xponential Fitness, Inc. "A"*	2,713	62,209
		8,388,344
Household Durables 1.5%
Aterian, Inc.*	8,813	6,789
Beazer Homes U.S.A., Inc.*	4,420	56,399
Cavco Industries, Inc.*	1,374	310,867
Century Communities, Inc.	4,388	219,444
Dream Finders Homes, Inc. "A"*	3,050	26,413
Ethan Allen Interiors, Inc.	3,564	94,161
GoPro, Inc. "A"*	19,479	97,005
Green Brick Partners, Inc.*	4,287	103,874
Helen of Troy Ltd.*	3,644	404,156
Hovnanian Enterprises, Inc. "A"*	785	33,033
Installed Building Products, Inc.	3,690	315,864
iRobot Corp.* (a)	4,098	197,237
KB Home	11,941	380,321
Landsea Homes Corp.*	1,234	6,429
La-Z-Boy, Inc.	6,545	149,357
Legacy Housing Corp.*	1,257	23,833
LGI Homes, Inc.*	3,137	290,486
Lifetime Brands, Inc.	1,845	14,003
Lovesac Co.*	2,105	46,331
M.D.C. Holdings, Inc.	8,767	277,037
M/I Homes, Inc.*	4,115	190,031
Meritage Homes Corp.*	5,571	513,646
Purple Innovation, Inc.*	8,614	41,261
Skyline Champion Corp.*	8,243	424,597
Snap One Holdings Corp.*	2,554	18,925
Sonos, Inc.*	19,838	335,262
Taylor Morrison Home Corp.*	16,116	489,121
Traeger, Inc.*	4,481	12,636
Tri Pointe Home, Inc.*	15,466	287,513
	Shares	Value ($)
Tupperware Brands Corp.*	6,612	27,374
Universal Electronics, Inc.*	2,018	41,994
Vizio Holding Corp. "A"*	10,882	80,636
Vuzix Corp.* (a)	8,950	32,578
Weber, Inc. "A"	4,014	32,313
		5,580,926
Internet & Direct Marketing Retail 0.3%
1-800-Flowers.com, Inc. "A"*	3,967	37,925
1stdibs.com, Inc.*	3,586	18,217
aka Brands Holding Corp.*	1,491	1,894
Bark, Inc.*	17,690	26,358
Boxed, Inc.*	7,574	1,476
CarParts.com, Inc.*	7,729	48,384
ContextLogic, Inc. "A"*	85,728	41,810
Duluth Holdings, Inc. "B"*	1,836	11,346
Groupon, Inc.* (a)	3,131	26,864
Lands' End, Inc.*	2,303	17,480
Liquidity Services, Inc.*	3,782	53,175
Lulu's Fashion Lounge Holdings, Inc.*	2,379	5,971
Overstock.com, Inc.*	6,463	125,124
PetMed Express, Inc.	3,056	54,091
Porch Group, Inc.*	12,419	23,348
Poshmark, Inc. "A"*	7,014	125,410
Quotient Technology, Inc.*	14,842	50,908
Qurate Retail, Inc.*	55,409	90,317
RealReal, Inc.*	12,086	15,107
Rent the Runway, Inc. "A"*	6,771	20,652
Revolve Group, Inc.*	6,394	142,330
Rumbleon, Inc. "B"*	1,503	9,724
Stitch Fix, Inc. "A"*	13,774	42,837
Thredup, Inc. "A"*	8,498	11,132
Vivid Seats, Inc. "A"*	3,593	26,229
Xometry, Inc. "A"* (a)	5,266	169,723
		1,197,832
Leisure Products 0.4%
Acushnet Holdings Corp.	5,158	219,009
AMMO, Inc.* (a)	13,274	22,964
Clarus Corp.	4,329	33,939
Johnson Outdoors, Inc. "A"	820	54,218
Latham Group, Inc.*	6,257	20,148
Malibu Boats, Inc. "A"*	3,102	165,337
Marine Products Corp.	1,244	14,642
MasterCraft Boat Holdings, Inc.*	2,825	73,083
Smith & Wesson Brands, Inc.	6,752	58,607
Solo Brands, Inc. "A"*	3,177	11,818
Sturm, Ruger & Co., Inc.	2,702	136,775
Topgolf Callaway Brands Corp.*	21,459	423,815
Vista Outdoor, Inc.*	8,526	207,779
		1,442,134
Multiline Retail 0.1%
Big Lots, Inc.	4,243	62,372
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 9

	Shares	Value ($)
Dillard's, Inc. "A"	609	196,829
Franchise Group, Inc.	4,140	98,615
		357,816
Specialty Retail 2.4%
Aaron's Co., Inc.	4,900	58,555
Abercrombie & Fitch Co. "A"*	7,453	170,748
Academy Sports & Outdoors, Inc.	11,903	625,384
American Eagle Outfitters, Inc.	23,875	333,295
America's Car-Mart, Inc.*	895	64,673
Arko Corp.	12,791	110,770
Asbury Automotive Group, Inc.*	3,421	613,214
Bed Bath & Beyond, Inc.* (a)	11,988	30,090
Big 5 Sporting Goods Corp. (a)	3,195	28,212
Boot Barn Holdings, Inc.*	4,595	287,279
Build-a-bear Workshop, Inc.*	2,068	49,301
Caleres, Inc.	5,327	118,686
Camping World Holdings, Inc. "A" (a)	6,094	136,018
Cato Corp. "A"	2,598	24,239
Chico's FAS, Inc.*	18,439	90,720
Citi Trends, Inc.*	1,210	32,041
Conn's, Inc.*	1,882	12,948
Designer Brands, Inc. "A"	7,715	75,453
Destination XL Group, Inc.*	8,701	58,732
Evgo, Inc.* (a)	10,243	45,786
Express, Inc.*	9,296	9,482
Foot Locker, Inc.	12,394	468,369
Genesco, Inc.*	2,001	92,086
Group 1 Automotive, Inc.	2,168	391,042
GrowGeneration Corp.*	8,491	33,285
Guess?, Inc.	4,870	100,760
Haverty Furniture Companies, Inc.	2,198	65,720
Hibbett, Inc.	1,921	131,051
JOANN, Inc.	1,803	5,139
LL Flooring Holdings, Inc.*	4,560	25,627
MarineMax, Inc.*	3,186	99,467
Monro, Inc.	4,879	220,531
Murphy USA, Inc.	3,211	897,603
National Vision Holdings, Inc.*	12,138	470,469
ODP Corp.*	6,197	282,211
OneWater Marine, Inc. "A"*	1,837	52,538
Party City Holdco, Inc.*	16,985	6,208
Rent-A-Center, Inc.	7,763	175,056
Sally Beauty Holdings, Inc.*	16,366	204,902
Shoe Carnival, Inc.	2,667	63,768
Signet Jewelers Ltd.	7,080	481,440
Sleep Number Corp.*	3,245	84,305
Sonic Automotive, Inc. "A"	2,781	137,020
Sportsman's Warehouse Holdings, Inc.*	5,863	55,171
The Buckle, Inc.	4,615	209,290
	Shares	Value ($)
The Children's Place, Inc.*	1,994	72,622
The Container Store Group, Inc.*	5,043	21,735
Tile Shop Holdings, Inc.*	5,250	22,995
Tilly's, Inc. "A"*	3,686	33,358
Torrid Holdings, Inc.*	2,045	6,053
TravelCenters of America, Inc.*	1,900	85,082
Urban Outfitters, Inc.*	9,879	235,614
Volta, Inc.*	17,725	6,300
Warby Parker, Inc. "A"* (a)	13,056	176,125
Winmark Corp.	425	100,228
Zumiez, Inc.*	2,550	55,437
		8,544,233
Textiles, Apparel & Luxury Goods 0.7%
Allbirds, Inc. "A"*	14,126	34,185
Crocs, Inc.*	9,373	1,016,314
Ermenegildo Zegna NV (a)	9,425	98,680
Fossil Group, Inc.*	7,861	33,881
G-III Apparel Group Ltd.*	6,636	90,980
Kontoor Brands, Inc.	8,561	342,354
Movado Group, Inc.	2,363	76,207
Oxford Industries, Inc.	2,335	217,575
PLBY Group, Inc.*	6,324	17,391
Rocky Brands, Inc.	982	23,195
Steven Madden Ltd.	11,738	375,146
Superior Group of Companies, Inc.	1,660	16,700
Unifi, Inc.*	2,113	18,193
Wolverine World Wide, Inc.	11,714	128,034
		2,488,835
Consumer Staples 3.5%
Beverages 0.6%
Celsius Holdings, Inc.*	8,523	886,733
Coca-Cola Consolidated, Inc.	725	371,461
MGP Ingredients, Inc.	2,158	229,568
National Beverage Corp.*	3,631	168,950
Primo Water Corp.	24,385	378,943
The Duckhorn Portfolio, Inc.*	6,540	108,368
The Vita Coco Co., Inc*	4,550	62,881
Vintage Wine Estates, Inc.*	4,721	15,391
		2,222,295
Food & Staples Retailing 0.6%
HF Foods Group, Inc.*	5,299	21,514
Ingles Markets, Inc. "A"	2,161	208,450
Natural Grocers by Vitamin Cottage, Inc.	1,461	13,353
PriceSmart, Inc.	3,768	229,019
Rite Aid Corp.*	8,323	27,799
SpartanNash Co.	5,445	164,657
Sprouts Farmers Market, Inc.*	16,224	525,171
The Andersons, Inc.	4,989	174,565
The Chefs' Warehouse, Inc.*	5,172	172,124
The accompanying notes are an integral part of the financial statements.

10 |	DWS Small Cap Index VIP

	Shares	Value ($)
United Natural Foods, Inc.*	9,032	349,629
Village Super Market, Inc. "A"	1,335	31,092
Weis Markets, Inc.	2,525	207,782
		2,125,155
Food Products 1.2%
Alico, Inc.	925	22,080
AppHarvest, Inc.*	10,332	5,862
B&G Foods, Inc. (a)	10,746	119,818
Benson Hill, Inc.*	25,963	66,206
Beyond Meat, Inc.* (a)	9,649	118,779
Brc, Inc.* (a)	4,658	28,460
Calavo Growers, Inc.	2,599	76,411
Cal-Maine Foods, Inc.	5,815	316,627
Fresh Del Monte Produce, Inc.	4,819	126,210
Fresh Market, Inc.* (b)	7,917	0
Hain Celestial Group, Inc.*	13,858	224,222
Hostess Brands, Inc.*	20,519	460,446
J & J Snack Foods Corp.	2,332	349,124
John B. Sanfilippo & Son, Inc.	1,387	112,791
Lancaster Colony Corp.	2,994	590,716
Lifecore Biomedical, Inc.*	3,778	24,481
Local Bounti Corp.*	10,962	15,237
Mission Produce, Inc.*	6,052	70,324
Seneca Foods Corp. "A"*	758	46,200
Simply Good Foods Co.*	13,653	519,224
Sovos Brands, Inc.*	6,118	87,916
Sunopta, Inc.*	15,382	129,824
Tattooed Chef, Inc.* (a)	7,188	8,841
Tootsie Roll Industries, Inc.	2,368	100,806
TreeHouse Foods, Inc.*	7,829	386,596
Utz Brands, Inc.	10,189	161,597
Vital Farms, Inc.*	4,805	71,691
Whole Earth Brands, Inc.*	6,383	25,979
		4,266,468
Household Products 0.3%
Central Garden & Pet Co.*	1,483	55,538
Central Garden & Pet Co. "A"*	6,131	219,490
Energizer Holdings, Inc.	10,215	342,713
WD-40 Co.	2,112	340,476
		958,217
Personal Products 0.7%
BellRing Brands, Inc.*	20,332	521,312
Edgewell Personal Care Co.	7,968	307,087
elf Beauty, Inc.*	7,580	419,174
Herbalife Nutrition Ltd.*	15,352	228,438
Inter Parfums, Inc.	2,746	265,044
Medifast, Inc.	1,690	194,942
Nature's Sunshine Products, Inc.*	1,954	16,257
Nu Skin Enterprises, Inc. "A"	7,542	317,971
The Beauty Health Co.*	14,688	133,661
The Honest Co., Inc.*	10,340	31,123
Thorne HealthTech, Inc.*	1,991	7,227
	Shares	Value ($)
USANA Health Sciences, Inc.*	1,691	89,961
Veru, Inc.* (a)	9,772	51,596
		2,583,793
Tobacco 0.1%
22nd Century Group, Inc.*	23,177	21,334
Turning Point Brands, Inc.	2,242	48,494
Universal Corp.	3,766	198,883
Vector Group Ltd.	22,218	263,506
		532,217
Energy 6.6%
Energy Equipment & Services 2.1%
Archrock, Inc.	21,264	190,951
Borr Drilling Ltd.* (a)	30,553	151,848
Bristow Group, Inc.*	3,543	96,122
Cactus, Inc. "A"	9,117	458,220
ChampionX Corp.	30,797	892,805
Diamond Offshore Drilling, Inc.*	15,378	159,931
DMC Global, Inc.*	2,839	55,190
Dril-Quip, Inc.*	5,150	139,926
Expro Group Holdings NV*	11,840	214,659
Helix Energy Solutions Group, Inc.*	21,539	158,958
Helmerich & Payne, Inc.	15,761	781,273
Liberty Energy, Inc.	21,477	343,847
Nabors Industries Ltd.*	1,381	213,876
National Energy Services Reunited Corp.*	5,594	38,822
Newpark Resources, Inc.*	13,152	54,581
NexTier Oilfield Solutions, Inc.*	27,262	251,901
Noble Corp. PLC*	12,931	487,628
Oceaneering International, Inc.*	15,562	272,179
Oil States International, Inc.*	9,386	70,020
Patterson-UTI Energy, Inc.	32,880	553,699
Profrac Holding Corp. "A"*	3,638	91,678
ProPetro Holding Corp.*	13,212	137,008
RPC, Inc.	11,134	98,981
Select Energy Services, Inc. "A"	11,432	105,632
Solaris Oilfield Infrastructure, Inc. "A"	5,230	51,934
TETRA Technologies, Inc.*	18,801	65,051
Tidewater, Inc.*	7,255	267,347
U.S. Silica Holdings, Inc.*	11,604	145,050
Valaris Ltd.*	9,381	634,343
Weatherford International PLC*	10,927	556,403
		7,739,863
Oil, Gas & Consumable Fuels 4.5%
Aemetis, Inc.*	4,419	17,499
Alto Ingredients, Inc.*	10,918	31,444
Amplify Energy Corp.*	5,173	45,471
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 11

	Shares	Value ($)
Arch Resources, Inc.	2,270	324,133
Ardmore Shipping Corp.*	6,514	93,867
Battalion Oil Corp.*	538	5,224
Berry Corp.	11,786	94,288
California Resources Corp.	11,313	492,229
Callon Petroleum Co.*	7,530	279,288
Centrus Energy Corp. "A"*	1,639	53,235
Chord Energy Corp.	6,392	874,490
Civitas Resources, Inc.	11,410	660,981
Clean Energy Fuels Corp.*	25,791	134,113
CNX Resources Corp.*	27,530	463,605
Comstock Resources, Inc.	14,177	194,367
CONSOL Energy, Inc.	5,285	343,525
Crescent Energy Co. "A"	6,005	72,000
CVR Energy, Inc.	4,524	141,782
Delek U.S. Holdings, Inc.	10,680	288,360
Denbury, Inc.*	7,731	672,752
DHT Holdings, Inc.	21,271	188,886
Dorian LPG Ltd.	4,570	86,601
Earthstone Energy, Inc. "A"*	6,633	94,388
Empire Petroleum Corp.*	1,403	17,257
Energy Fuels, Inc.*	24,414	151,611
Equitrans Midstream Corp.	63,058	422,489
Excelerate Energy, Inc. "A"	2,858	71,593
FLEX LNG Ltd. (a)	4,405	143,999
Frontline Ltd. (a)	19,269	233,926
Gevo, Inc.* (a)	29,649	56,333
Golar LNG Ltd.*	15,609	355,729
Green Plains, Inc.*	8,379	255,559
Gulfport Energy Corp.*	1,684	124,010
HighPeak Energy, Inc.	936	21,406
International Seaways, Inc.	7,493	277,391
Kinetik Holdings, Inc.	2,658	87,927
Kosmos Energy Ltd.*	69,101	439,482
Laredo Petroleum, Inc.*	2,564	131,841
Magnolia Oil & Gas Corp. "A"	26,689	625,857
Matador Resources Co.	17,381	994,888
Murphy Oil Corp.	22,725	977,402
NACCO Industries, Inc. "A"	586	22,268
NextDecade Corp*	6,053	29,902
Nordic American Tankers Ltd.	31,120	95,227
Northern Oil and Gas, Inc.	10,081	310,696
Par Pacific Holdings, Inc.*	7,614	177,025
PBF Energy, Inc. "A"	15,135	617,205
Peabody Energy Corp.*	18,155	479,655
Permian Resources Corp.	32,038	301,157
Ranger Oil Corp. "A"	2,968	119,996
REX American Resources Corp.*	2,499	79,618
Riley Exploration Permian, Inc.	1,549	45,587
Ring Energy, Inc.*	15,320	37,687
Sandridge Energy, Inc.*	4,996	85,082
Scorpio Tankers, Inc.	7,269	390,854
SFL Corp. Ltd.	17,501	161,359
Silverbow Resources, Inc.*	1,918	54,241
Sitio Royalties Corp. (a)	10,910	314,753
	Shares	Value ($)
SM Energy Co.	18,743	652,819
Talos Energy, Inc.*	10,302	194,502
Teekay Corp.*	10,677	48,474
Teekay Tankers Ltd. "A"*	3,581	110,331
Tellurian, Inc.*	79,982	134,370
Uranium Energy Corp.*	54,555	211,673
Ur-Energy, Inc.*	32,340	37,191
Vaalco Energy, Inc.	15,889	72,454
Vertex Energy, Inc.* (a)	7,883	48,875
W&T Offshore, Inc.*	14,838	82,796
World Fuel Services Corp.	9,475	258,952
		16,215,977
Financials 16.6%
Banks 9.6%
1st Source Corp.	2,458	130,495
ACNB Corp.	1,234	49,126
Amalgamated Financial Corp.	2,865	66,010
Amerant Bancorp, Inc.	4,234	113,641
American National Bankshares, Inc.	1,579	58,312
Ameris Bancorp.	10,232	482,336
Arrow Financial Corp.	2,174	73,699
Associated Banc-Corp.	22,994	530,931
Atlantic Union Bankshares Corp.	11,480	403,407
Banc of California, Inc.	7,992	127,313
BancFirst Corp.	3,019	266,215
Bank First Corp. (a)	1,228	113,983
Bank of Marin Bancorp.	2,356	77,465
Bank of NT Butterfield & Son Ltd.	7,688	229,179
BankUnited, Inc.	11,957	406,179
Bankwell Financial Group, Inc.	828	24,368
Banner Corp.	5,246	331,547
Bar Harbor Bankshares	2,246	71,962
BayCom Corp.	1,876	35,606
BCB Bancorp., Inc.	2,103	37,833
Berkshire Hills Bancorp., Inc.	6,718	200,868
Blue Ridge Bankshares, Inc.	2,632	32,874
Brookline Bancorp., Inc.	11,510	162,867
Business First Bancshares, Inc.	3,783	83,756
Byline Bancorp., Inc.	3,758	86,321
Cadence Bank	27,984	690,085
Cambridge Bancorp.	1,038	86,216
Camden National Corp.	2,166	90,301
Capital Bancorp., Inc	1,368	32,203
Capital City Bank Group, Inc.	2,194	71,305
Capstar Financial Holdings, Inc.	3,154	55,700
Carter Bankshares, Inc.*	3,718	61,682
Cathay General Bancorp.	11,042	450,403
CBTX, Inc.	6,922	203,922
Central Pacific Financial Corp.	4,092	82,986
Citizens & Northern Corp.	2,252	51,481
City Holding Co.	2,293	213,455
The accompanying notes are an integral part of the financial statements.

12 |	DWS Small Cap Index VIP

	Shares	Value ($)
Civista Bancshares, Inc.	2,263	49,809
CNB Financial Corp.	3,256	77,460
Coastal Financial Corp.*	1,570	74,606
Colony Bankcorp, Inc.	2,375	30,139
Columbia Banking System, Inc.	12,084	364,091
Community Bank System, Inc.	8,191	515,623
Community Trust Bancorp., Inc.	2,492	114,458
ConnectOne Bancorp., Inc.	5,637	136,472
CrossFirst Bankshares, Inc.*	6,780	84,140
Customers Bancorp., Inc.*	4,665	132,206
CVB Financial Corp.	20,466	526,999
Dime Community Bancshares, Inc.	4,968	158,131
Eagle Bancorp., Inc.	4,847	213,607
Eastern Bankshares, Inc.	24,030	414,517
Enterprise Bancorp., Inc.	1,421	50,161
Enterprise Financial Services Corp.	5,399	264,335
Equity Bancshares, Inc. "A"	2,278	74,422
Esquire Financial Holdings, Inc.	1,016	43,952
Farmers & Merchants Bancorp., Inc.	2,068	56,208
Farmers National Banc Corp.	5,373	75,867
FB Financial Corp.	5,461	197,361
Financial Institutions, Inc.	2,311	56,296
First BanCorp.	28,308	360,078
First BanCorp. - North Carolina	5,399	231,293
First Bancorp., Inc.	1,499	44,880
First Bancshares, Inc.	3,331	106,625
First Bank	2,625	36,120
First Busey Corp.	7,881	194,818
First Business Financial Services, Inc.	1,331	48,648
First Commonwealth Financial Corp.	14,631	204,395
First Community Bancshares, Inc.	2,477	83,970
First Financial Bancorp.	14,303	346,562
First Financial Bankshares, Inc.	19,962	686,693
First Financial Corp.	1,727	79,580
First Foundation, Inc.	7,754	111,115
First Guaranty Bancshares, Inc.	887	20,800
First Internet Bancorp.	1,381	33,531
First Interstate BancSystem, Inc. "A"	13,850	535,302
First Merchants Corp.	8,787	361,234
First Mid Bancshares, Inc.	2,810	90,145
First of Long Island Corp.	3,589	64,602
First Western Financial, Inc.*	1,154	32,485
Five Star Bancorp.	1,921	52,328
Flushing Financial Corp.	4,297	83,276
	Shares	Value ($)
Fulton Financial Corp.	24,951	419,925
FVCBankcorp, Inc.*	1,744	33,258
German American Bancorp., Inc.	4,358	162,553
Glacier Bancorp., Inc.	17,074	843,797
Great Southern Bancorp., Inc.	1,407	83,702
Guaranty Bancshares, Inc.	1,253	43,404
Hancock Whitney Corp.	13,261	641,700
Hanmi Financial Corp.	4,599	113,825
HarborOne Bancorp, Inc.	6,733	93,589
HBT Financial, Inc.	1,581	30,940
Heartland Financial U.S.A., Inc.	6,293	293,380
Heritage Commerce Corp.	8,930	116,090
Heritage Financial Corp.	5,267	161,381
Hilltop Holdings, Inc.	7,610	228,376
Home BancShares, Inc.	29,039	661,799
HomeStreet, Inc.	2,728	75,238
HomeTrust Bancshares, Inc.	2,270	54,866
Hope Bancorp., Inc.	17,720	226,993
Horizon Bancorp, Inc.	6,121	92,305
Independent Bank Corp.	10,160	668,957
Independent Bank Group, Inc.	5,473	328,818
International Bancshares Corp.	8,205	375,461
John Marshall Bancorp, Inc.	1,664	47,890
Lakeland Bancorp., Inc.	9,504	167,365
Lakeland Financial Corp.	3,748	273,492
Live Oak Bancshares, Inc.	4,974	150,215
Macatawa Bank Corp.	4,162	45,907
Mercantile Bank Corp.	2,329	77,975
Metrocity Bankshares, Inc.	2,860	61,862
Metropolitan Bank Holding Corp.*	1,555	91,232
Mid Penn Bancorp, Inc.	2,190	65,634
Midland States Bancorp., Inc.	3,184	84,758
MidWestOne Financial Group, Inc.	2,117	67,215
MVB Financial Corp.	1,582	34,836
National Bank Holdings Corp. "A"	4,458	187,548
NBT Bancorp., Inc.	6,405	278,105
Nicolet Bankshares, Inc.*	1,870	149,207
Northeast Bank	983	41,384
Northwest Bancshares, Inc.	18,602	260,056
OceanFirst Financial Corp.	8,862	188,318
OFG Bancorp.	7,110	195,952
Old National Bancorp.	45,103	810,952
Old Second Bancorp., Inc.	6,491	104,116
Origin Bancorp, Inc.	3,400	124,780
Orrstown Financial Services, Inc.	1,526	35,342
Pacific Premier Bancorp., Inc.	14,417	455,001
Park National Corp.	2,197	309,228
Parke Bancorp., Inc.	1,474	30,571
Pathward Financial, Inc.	4,366	187,956
PCB Bancorp.	1,703	30,126
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 13

	Shares	Value ($)
PCSB Financial Corp.	1,828	34,805
Peapack-Gladstone Financial Corp.	2,612	97,219
Peoples Bancorp., Inc.	4,216	119,102
Peoples Financial Services Corp.	1,041	53,965
Preferred Bank	2,020	150,732
Premier Financial Corp.	5,588	150,708
Primis Financial Corp.	3,436	40,717
Professional Holding Corp. "A"*	1,892	52,484
QCR Holdings, Inc.	2,422	120,228
RBB Bancorp.	2,264	47,204
Red River Bancshares, Inc.	632	32,270
Renasant Corp.	8,395	315,568
Republic Bancorp., Inc. "A"	1,293	52,910
Republic First Bancorp., Inc.*	10,062	21,633
S&T Bancorp., Inc.	5,967	203,952
Sandy Spring Bancorp., Inc.	6,684	235,477
Seacoast Banking Corp. of Florida	9,402	293,248
ServisFirst Bancshares, Inc.	7,742	533,501
Shore Bancshares, Inc.	2,606	45,423
Sierra Bancorp.	2,103	44,668
Silvergate Capital Corp. "A"*	4,702	81,815
Simmons First National Corp. "A"	18,870	407,215
SmartFinancial, Inc.	2,422	66,605
South Plains Financial, Inc.	1,510	41,570
South State Corp.	11,585	884,631
Southern First Bancshares, Inc.*	1,130	51,698
Southside Bancshares, Inc.	4,656	167,569
Stock Yards Bancorp., Inc.	4,391	285,327
Summit Financial Group, Inc.	1,703	42,388
Texas Capital Bancshares, Inc.*	7,742	466,920
The Bancorp, Inc.*	8,400	238,392
Third Coast Bancshares, Inc.*	1,857	34,225
Tompkins Financial Corp.	2,115	164,082
TowneBank	10,426	321,538
TriCo Bancshares	4,772	243,324
Triumph Financial, Inc.*	3,563	174,124
Trustmark Corp.	9,505	331,820
UMB Financial Corp.	6,793	567,351
United Bankshares, Inc.	20,086	813,282
United Community Banks, Inc.	16,447	555,909
Unity Bancorp., Inc.	1,028	28,095
Univest Financial Corp.	4,465	116,670
USCB Financial Holdings, Inc.*	1,558	19,008
Valley National Bancorp.	66,568	752,884
Veritex Holdings, Inc.	8,031	225,510
Washington Federal, Inc.	9,945	333,655
Washington Trust Bancorp., Inc.	2,617	123,470
	Shares	Value ($)
WesBanco, Inc.	8,916	329,714
West BanCorp, Inc.	2,459	62,827
Westamerica BanCorp.	3,984	235,096
		34,925,280
Capital Markets 1.5%
Artisan Partners Asset Management, Inc. "A"	9,185	272,795
AssetMark Financial Holdings, Inc.*	3,362	77,326
Associated Capital Group, Inc. "A"	276	11,589
B. Riley Financial, Inc.	3,224	110,261
Bakkt Holdings, Inc.* (a)	8,220	9,782
BGC Partners, Inc. "A"	48,371	182,359
Blucora, Inc.*	7,214	184,173
Brightsphere Investment Group, Inc.	4,890	100,636
Cohen & Steers, Inc.	3,905	252,107
Cowen, Inc. "A"	4,097	158,226
Diamond Hill Investment Group, Inc.	453	83,814
Donnelley Financial Solutions, Inc.*	3,898	150,658
Federated Hermes, Inc.	13,090	475,298
Focus Financial Partners, Inc. "A"*	8,906	331,927
GCM Grosvenor, Inc. "A"	6,451	49,092
Hamilton Lane, Inc. "A"	5,577	356,259
Houlihan Lokey, Inc.	7,689	670,173
Marketwise, Inc.*	2,455	4,124
Moelis & Co. "A"	9,875	378,904
Open Lending Corp. "A"*	15,937	107,575
Oppenheimer Holdings, Inc. "A"	1,283	54,309
Perella Weinberg Partners	5,362	52,548
Piper Sandler Companies	2,701	351,643
PJT Partners, Inc. "A"	3,644	268,526
Sculptor Capital Management, Inc.	3,811	33,003
Silvercrest Asset Management Group, Inc. "A"	1,455	27,310
StepStone Group, Inc. "A"	8,349	210,228
StoneX Group, Inc.*	2,626	250,258
Value Line, Inc.	100	5,088
Victory Capital Holdings, Inc. "A"	2,668	71,582
Virtus Investment Partners, Inc.	1,060	202,926
WisdomTree, Inc.	20,630	112,434
		5,606,933
Consumer Finance 0.7%
Atlanticus Holdings Corp.*	617	16,165
Bread Financial Holdings, Inc.	7,670	288,852
Consumer Portfolio Services, Inc.*	1,314	11,629
Curo Group Holdings Corp.	3,151	11,186
The accompanying notes are an integral part of the financial statements.

14 |	DWS Small Cap Index VIP

	Shares	Value ($)
Encore Capital Group, Inc.*	3,552	170,283
Enova International, Inc.*	4,760	182,641
EZCORP, Inc. "A"*	7,553	61,557
FirstCash Holdings, Inc.	5,824	506,164
Green Dot Corp. "A"*	7,314	115,708
LendingClub Corp.*	16,178	142,366
LendingTree, Inc.*	1,525	32,528
Moneylion, Inc.*	27,111	16,809
Navient Corp.	16,519	271,738
Nelnet, Inc. "A"	2,278	206,729
Nerdwallet, Inc. "A"*	4,336	41,626
Oportun Financial Corp.*	4,017	22,134
Oppfi, Inc.*	1,931	3,959
PRA Group, Inc.*	5,880	198,626
PROG Holdings, Inc.*	7,852	132,620
Regional Management Corp.	1,129	31,702
Sunlight Financial Holdings, Inc.*	3,510	4,528
World Acceptance Corp.*	592	39,036
		2,508,586
Diversified Financial Services 0.3%
Alerus Financial Corp.	2,306	53,845
A-Mark Precious Metals, Inc.	2,762	95,924
Banco Latinoamericano de Comercio Exterior SA "E"	4,273	69,223
Cannae Holdings, Inc.*	10,669	220,315
Compass Diversified Holdings	9,597	174,953
Jackson Financial, Inc. "A"	11,554	401,964
Swk Holdings Corp.*	529	9,332
		1,025,556
Insurance 2.0%
Ambac Financial Group, Inc.*	6,901	120,353
American Equity Investment Life Holding Co.	10,990	501,364
AMERISAFE, Inc.	3,014	156,638
Argo Group International Holdings Ltd.	4,972	128,526
Bright Health Group, Inc.*	28,047	18,228
BRP Group, Inc. "A"*	9,303	233,877
CNO Financial Group, Inc.	17,526	400,469
Crawford & Co. "A"	2,763	15,362
Donegal Group, Inc. "A"	2,368	33,626
eHealth, Inc.*	3,751	18,155
Employers Holdings, Inc.	4,146	178,817
Enstar Group Ltd.*	1,731	399,930
Genworth Financial, Inc. "A"*	76,131	402,733
Goosehead Insurance, Inc. "A"*	2,868	98,487
Greenlight Capital Re Ltd. "A"*	3,838	31,280
HCI Group, Inc.	944	37,373
Hippo Holdings, Inc.*	2,840	38,624
Horace Mann Educators Corp.	6,285	234,871
Investors Title Co.	225	33,199
James River Group Holdings Ltd.	5,532	115,674
	Shares	Value ($)
Kinsale Capital Group, Inc.	3,324	869,293
Lemonade, Inc.* (a)	7,430	101,642
MBIA, Inc.* (a)	7,239	93,021
Mercury General Corp.	4,223	144,427
National Western Life Group, Inc. "A"	345	96,945
NI Holdings, Inc.*	1,387	18,406
Oscar Health, Inc. "A"*	17,776	43,729
Palomar Holdings, Inc.*	3,699	167,047
ProAssurance Corp.	8,200	143,254
RLI Corp.	6,005	788,276
Root, Inc. "A"*	1,127	5,060
Safety Insurance Group, Inc.	2,157	181,749
Selective Insurance Group, Inc.	9,181	813,528
Selectquote, Inc.*	19,606	13,173
SiriusPoint Ltd.*	13,854	81,739
Stewart Information Services Corp.	4,199	179,423
Tiptree, Inc.	3,736	51,706
Trean Insurance Group, Inc.*	3,450	20,700
Trupanion, Inc.*	5,959	283,231
United Fire Group, Inc.	3,367	92,121
Universal Insurance Holdings, Inc.	3,843	40,697
		7,426,753
Mortgage Real Estate Investment Trusts (REITs) 1.2%
AFC Gamma, Inc.	2,327	36,604
Angel Oak Mortgage, Inc.	1,710	8,088
Apollo Commercial Real Estate Finance, Inc.	21,646	232,911
Arbor Realty Trust, Inc. (a)	25,259	333,166
Ares Commercial Real Estate Corp.	7,647	78,688
ARMOUR Residential REIT, Inc.	20,885	117,583
Blackstone Mortgage Trust, Inc. "A"	26,159	553,786
BrightSpire Capital, Inc.	14,381	89,594
Broadmark Realty Capital, Inc.	19,634	69,897
Chicago Atlantic Real Estate Finance, Inc.	722	10,881
Chimera Investment Corp. (a)	35,422	194,821
Claros Mortgage Trust, Inc. (a)	14,085	207,190
Dynex Capital, Inc.	7,294	92,780
Ellington Financial, Inc.	9,130	112,938
Franklin BSP Realty Trust, Inc.	12,545	161,830
Granite Point Mortgage Trust, Inc.	7,518	40,296
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,470	390,361
Invesco Mortgage Capital Reit	5,403	68,780
KKR Real Estate Finance Trust, Inc.	8,884	124,021
Ladder Capital Corp.	17,636	177,065
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 15

	Shares	Value ($)
MFA Financial, Inc.	15,997	157,570
New York Mortgage Trust, Inc.	57,280	146,637
Nexpoint Real Estate Finance, Inc.	1,135	18,035
Orchid Island Capital, Inc. (a)	4,872	51,156
PennyMac Mortgage Investment Trust	13,631	168,888
Ready Capital Corp.	10,772	120,000
Redwood Trust, Inc.	17,410	117,692
TPG RE Finance Trust, Inc.	10,469	71,084
Two Harbors Investment Corp. (a)	13,087	206,382
		4,158,724
Thrifts & Mortgage Finance 1.3%
Axos Financial, Inc.*	8,796	336,183
Blue Foundry Bancorp.*	4,013	51,567
Bridgewater Bancshares, Inc.*	3,234	57,371
Capitol Federal Financial, Inc.	19,807	171,331
Columbia Financial, Inc.*	5,321	115,040
Enact Holdings, Inc.	4,642	111,965
Essent Group Ltd.	16,277	632,850
Federal Agricultural Mortgage Corp. "C"	1,383	155,878
Finance of America Companies, Inc. "A"*	5,534	7,028
Greene County Bancorp., Inc.	497	28,538
Hingham Institution For Savings The	217	59,883
Home Bancorp., Inc.	1,080	43,232
Home Point Capital, Inc.	1,180	1,617
Kearny Financial Corp.	9,118	92,548
Luther Burbank Corp.	2,316	25,731
Merchants Bancorp.	2,394	58,222
Mr Cooper Group, Inc.*	10,681	428,629
NMI Holdings, Inc. "A"*	12,740	266,266
Northfield Bancorp., Inc.	6,626	104,227
PennyMac Financial Services, Inc.	4,184	237,065
Pioneer Bancorp., Inc.*	1,923	21,922
Provident Bancorp, Inc.	2,053	14,946
Provident Financial Services, Inc.	11,190	239,018
Radian Group, Inc.	24,436	465,994
Southern Missouri Bancorp., Inc.	1,202	55,088
Sterling Bancorp., Inc.*	2,492	15,176
TrustCo Bank Corp. NY	2,982	112,093
Velocity Financial, Inc.*	1,318	12,719
Walker & Dunlop, Inc.	4,702	369,013
Waterstone Financial, Inc.	2,938	50,651
WSFS Financial Corp.	9,511	431,229
		4,773,020
Health Care 16.3%
Biotechnology 7.1%
2seventy bio, Inc.*	5,683	53,250
	Shares	Value ($)
4D Molecular Therapeutics, Inc.*	4,474	99,368
Aadi Bioscience, Inc.*	2,100	26,943
Absci Corp.*	8,080	16,968
ACADIA Pharmaceuticals, Inc.*	18,378	292,578
Adicet Bio, Inc.*	4,846	43,323
ADMA Biologics, Inc.*	28,986	112,466
Aerovate Therapeutics, Inc.* (a)	1,330	38,969
Affimed NV*	20,654	25,611
Agenus, Inc.*	46,926	112,622
Agios Pharmaceuticals, Inc.*	8,466	237,725
Akero Therapeutics, Inc.*	5,361	293,783
Albireo Pharma, Inc.*	2,887	62,388
Alector, Inc.*	9,368	86,467
Alkermes PLC*	25,187	658,136
Allogene Therapeutics, Inc.*	12,718	79,996
Allovir, Inc.*	5,198	26,666
Alpine Immune Sciences, Inc.*	3,649	26,820
ALX Oncology Holdings, Inc.*	3,388	38,183
Amicus Therapeutics, Inc.*	42,666	520,952
AnaptysBio, Inc.*	3,050	94,519
Anavex Life Sciences Corp.* (a)	10,977	101,647
Anika Therapeutics, Inc.*	2,197	65,031
Apellis Pharmaceuticals, Inc.*	14,395	744,365
Arbutus Biopharma Corp.*	17,944	41,810
Arcellx, Inc.*	4,643	143,840
Arcturus Therapeutics Holdings, Inc.*	3,500	59,360
Arcus Biosciences, Inc.*	7,971	164,840
Arcutis Biotherapeutics, Inc.*	6,479	95,889
Arrowhead Pharmaceuticals, Inc.*	15,819	641,619
Atara Biotherapeutics, Inc.*	15,095	49,512
Aura Biosciences, Inc.*	2,665	27,982
Aurinia Pharmaceuticals, Inc.*	20,187	87,208
Avid Bioservices, Inc.*	9,606	132,275
Avidity Biosciences, Inc.*	8,291	183,977
Beam Therapeutics, Inc.*	9,742	381,010
BioCryst Pharmaceuticals, Inc.*	28,836	331,037
Biohaven Ltd.*	9,890	137,273
Bioxcel Therapeutics, Inc.*	2,978	63,967
Bluebird Bio, Inc.*	12,768	88,355
Blueprint Medicines Corp.*	9,155	401,081
Bridgebio Pharma, Inc.*	16,560	126,187
C4 Therapeutics, Inc.*	6,192	36,533
CareDx, Inc.*	7,681	87,640
Caribou Biosciences, Inc.*	8,997	56,501
Catalyst Pharmaceuticals, Inc.*	14,821	275,671
Celldex Therapeutics, Inc.*	6,985	311,321
Celularity, Inc.*	9,831	12,682
Century Therapeutics, Inc.*	3,009	15,436
The accompanying notes are an integral part of the financial statements.

16 |	DWS Small Cap Index VIP

	Shares	Value ($)
Cerevel Therapeutics Holdings, Inc.*	8,765	276,448
Chimerix, Inc.*	12,848	23,897
Chinook Therapeutics, Inc.*	7,821	204,910
Cogent Biosciences, Inc.*	9,604	111,022
Coherus Biosciences, Inc.*	11,072	87,690
Crinetics Pharmaceuticals, Inc.*	8,302	151,927
CTI BioPharma Corp.*	14,923	89,687
Cullinan Oncology, Inc*	4,491	47,380
Cytokinetics, Inc.*	12,617	578,111
Day One Biopharmaceuticals, Inc.*	4,119	88,641
Deciphera Pharmaceuticals, Inc.*	7,185	117,762
Denali Therapeutics, Inc.*	16,693	464,232
Design Therapeutics, Inc.*	5,097	52,295
Dynavax Technologies Corp.*	18,476	196,585
Dyne Therapeutics, Inc.*	4,605	53,372
Eagle Pharmaceuticals, Inc.*	1,510	44,137
Editas Medicine, Inc.*	10,994	97,517
Eiger BioPharmaceuticals, Inc.*	5,951	7,022
Emergent BioSolutions, Inc.*	7,558	89,260
Enanta Pharmaceuticals, Inc.*	3,082	143,375
Enochian Biosciences, Inc.* (a)	2,857	2,943
EQRx, Inc.*	32,225	79,273
Erasca, Inc.*	9,790	42,195
Fate Therapeutics, Inc.*	12,699	128,133
FibroGen, Inc.*	13,658	218,801
Foghorn Therapeutics, Inc.*	2,986	19,051
Generation Bio Co.*	7,055	27,726
Geron Corp.*	56,709	137,236
Gossamer Bio, Inc.*	9,395	20,387
GreenLight Biosciences Holdings PBC*	15,163	17,892
Halozyme Therapeutics, Inc.*	20,437	1,162,865
Heron Therapeutics, Inc.*	15,592	38,980
Hillevax, Inc.*	2,740	45,840
Humacyte, Inc.*	9,122	19,247
Icosavax, Inc.*	3,467	27,528
Ideaya Biosciences, Inc.*	6,811	123,756
IGM Biosciences, Inc.*	1,804	30,686
Imago Biosciences, Inc.*	4,083	146,784
ImmunityBio, Inc.* (a)	12,937	65,591
ImmunoGen, Inc.*	33,660	166,954
Immunovant, Inc.*	6,855	121,676
Inhibrx, Inc.*	5,016	123,594
Inovio Pharmaceuticals, Inc.*	39,964	62,344
Insmed, Inc.*	20,683	413,246
Instil Bio, Inc.*	10,107	6,367
Intellia Therapeutics, Inc.*	13,069	455,977
Intercept Pharmaceuticals, Inc.*	3,691	45,658
Invivyd, Inc.*	6,995	10,493
Iovance Biotherapeutics, Inc.*	23,719	151,564
	Shares	Value ($)
Ironwood Pharmaceuticals, Inc.*	21,233	263,077
iTeos Therapeutics, Inc.*	3,743	73,101
IVERIC bio, Inc.*	20,688	442,930
Janux Therapeutics, Inc.* (a)	2,549	33,570
Jounce Therapeutics, Inc.*	6,699	7,436
KalVista Pharmaceuticals, Inc.*	3,636	24,579
Karuna Therapeutics, Inc.*	4,650	913,725
Karyopharm Therapeutics, Inc.*	12,980	44,132
Keros Therapeutics, Inc.*	2,962	142,235
Kezar Life Sciences, Inc.*	7,819	55,046
Kiniksa Pharmaceuticals Ltd. "A"*	4,669	69,942
Kinnate Biopharma, Inc.*	4,245	25,895
Kodiak Sciences, Inc.*	4,947	35,421
Kronos Bio, Inc.*	5,952	9,642
Krystal Biotech, Inc.*	3,264	258,574
Kura Oncology, Inc.*	9,988	123,951
Kymera Therapeutics, Inc.*	5,938	148,212
Lexicon Pharmaceuticals, Inc.*	12,336	23,562
Lyell Immunopharma, Inc.*	26,016	90,276
MacroGenics, Inc.*	9,820	65,892
Madrigal Pharmaceuticals, Inc.*	2,011	583,693
MannKind Corp.*	38,632	203,591
MeiraGTx Holdings PLC*	4,590	29,927
Mersana Therapeutics, Inc.*	14,286	83,716
MiMedx Group, Inc.*	17,052	47,405
Mirum Pharmaceuticals, Inc.*	2,989	58,285
Monte Rosa Therapeutics, Inc.*	4,837	36,810
Morphic Holding, Inc.*	4,092	109,461
Myriad Genetics, Inc.*	12,397	179,880
Nkarta, Inc.*	5,521	33,071
Nurix Therapeutics, Inc.*	7,001	76,871
Nuvalent, Inc. "A"*	3,095	92,169
Ocugen, Inc.* (a)	32,533	42,293
Organogenesis Holdings, Inc.*	10,101	27,172
Outlook Therapeutics, Inc.*	18,986	20,505
Pardes Biosciences, Inc.*	4,100	6,929
Pepgen, Inc.*	2,332	31,179
PMV Pharmaceuticals, Inc.*	5,590	48,633
Point Biopharma Global, Inc.*	13,247	96,571
Praxis Precision Medicines, Inc.* (a)	5,162	12,286
Precigen, Inc.*	14,534	22,092
Prime Medicine, Inc.*	1,765	32,794
Prometheus Biosciences, Inc.*	5,355	589,050
Protagonist Therapeutics, Inc.*	6,948	75,803
Prothena Corp. PLC*	5,625	338,906
PTC Therapeutics, Inc.*	10,867	414,793
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 17

	Shares	Value ($)
Rallybio Corp.*	3,384	22,233
RAPT Therapeutics, Inc.*	3,925	77,715
Recursion Pharmaceuticals, Inc. "A"*	21,427	165,202
REGENXBIO, Inc.*	6,313	143,179
Relay Therapeutics, Inc.*	13,109	195,848
Replimune Group, Inc.*	6,149	167,253
REVOLUTION Medicines, Inc.*	11,606	276,455
Rigel Pharmaceuticals, Inc.*	25,327	37,990
Rocket Pharmaceuticals, Inc.*	8,260	161,648
Sage Therapeutics, Inc.*	7,942	302,908
Sana Biotechnology, Inc.*	13,436	53,072
Sangamo Therapeutics, Inc.*	20,905	65,642
Seres Therapeutics, Inc.*	10,676	59,786
Sorrento Therapeutics, Inc.*	71,809	63,623
SpringWorks Therapeutics, Inc.*	5,524	143,679
Stoke Therapeutics, Inc.*	3,313	30,579
Sutro Biopharma, Inc.*	8,363	67,573
Syndax Pharmaceuticals, Inc.*	8,131	206,934
Talaris Therapeutics, Inc.*	3,330	3,397
Tango Therapeutics, Inc.*	7,546	54,708
Tenaya Therapeutics, Inc.*	4,087	8,215
TG Therapeutics, Inc.*	20,817	246,265
Travere Therapeutics, Inc.*	9,601	201,909
Twist Bioscience Corp.*	8,587	204,456
Tyra Biosciences, Inc.*	1,915	14,554
Vanda Pharmaceuticals, Inc.*	8,913	65,867
Vaxart, Inc.* (a)	18,328	17,611
Vaxcyte, Inc.*	11,028	528,793
VBI Vaccines, Inc.*	28,377	11,098
Vera Therapeutics, Inc.*	2,285	44,215
Veracyte, Inc.*	11,130	264,115
Vericel Corp.*	7,200	189,648
Verve Therapeutics, Inc.*	7,135	138,062
Vir Biotechnology, Inc.*	11,272	285,294
Viridian Therapeutics, Inc.*	5,833	170,382
VistaGen Therapeutics, Inc.*	29,306	3,019
Xencor, Inc.*	8,707	226,730
Y-mAbs Therapeutics, Inc.*	5,581	27,235
Zentalis Pharmaceuticals, Inc.*	7,130	143,598
		25,885,412
Health Care Equipment & Supplies 3.7%
Alphatec Holdings, Inc.*	10,975	135,541
AngioDynamics, Inc.*	5,622	77,415
Artivion, Inc.*	6,207	75,229
AtriCure, Inc.*	6,996	310,482
Atrion Corp.	207	115,806
Avanos Medical, Inc.*	7,068	191,260
Axogen, Inc.*	6,534	65,209
Axonics, Inc.*	7,529	470,788
Bioventus, Inc. "A"*	4,584	11,964
Butterfly Network, Inc.*	19,975	49,139
	Shares	Value ($)
Cardiovascular Systems, Inc.*	6,478	88,230
Cerus Corp.*	26,140	95,411
CONMED Corp.	4,442	393,739
Cue Health, Inc.*	16,101	33,329
Cutera, Inc.*	2,496	110,373
Embecta Corp.	9,008	227,812
Figs, Inc. "A"*	20,065	135,037
Glaukos Corp.*	7,112	310,652
Haemonetics Corp.*	7,836	616,301
Heska Corp.*	1,456	90,505
Inari Medical, Inc.*	7,405	470,662
Inogen, Inc.*	3,482	68,630
Inspire Medical Systems, Inc.*	4,343	1,093,915
Integer Holdings Corp.*	5,106	349,557
iRadimed Corp.	1,220	34,514
iRhythm Technologies, Inc.*	4,622	432,943
Lantheus Holdings, Inc.*	10,560	538,138
LeMaitre Vascular, Inc.	3,064	141,005
LivaNova PLC*	8,211	456,039
Meridian Bioscience, Inc.*	6,530	216,861
Merit Medical Systems, Inc.*	8,617	608,533
Mesa Laboratories, Inc.	795	132,137
Nano-X Imaging Ltd.* (a)	7,375	54,428
Neogen Corp.*	33,225	506,017
Nevro Corp.*	5,338	211,385
NuVasive, Inc.*	8,020	330,745
Omnicell, Inc.*	6,842	344,974
OraSure Technologies, Inc.*	10,660	51,381
Orthofix Medical, Inc.*	2,868	58,880
OrthoPediatrics Corp.*	2,396	95,193
Outset Medical, Inc.*	7,485	193,263
Owlet, Inc.*	2,500	1,398
Paragon 28, Inc.*	6,938	132,585
PROCEPT BioRobotics Corp.* (a)	3,976	165,163
Pulmonx Corp.*	5,158	43,482
RxSight, Inc.*	2,993	37,921
SeaSpine Holdings Corp.*	5,502	45,942
Senseonics Holdings, Inc.* (a)	73,591	75,799
Shockwave Medical, Inc.*	5,476	1,125,920
SI-BONE, Inc.*	5,508	74,909
Sight Sciences, Inc.*	3,137	38,303
Silk Road Medical, Inc.*	5,803	306,689
STAAR Surgical Co.*	7,437	360,992
Surmodics, Inc.*	2,096	71,516
Tactile Systems Technology, Inc.*	2,930	33,636
Tenon Medical, Inc.*	2,885	4,558
TransMedics Group, Inc.*	4,724	291,565
Treace Medical Concepts, Inc.*	5,221	120,031
UFP Technologies, Inc.*	1,029	121,309
Utah Medical Products, Inc.	567	57,001
Varex Imaging Corp.*	6,127	124,378
Vicarious Surgical, Inc.*	7,911	15,980
The accompanying notes are an integral part of the financial statements.

18 |	DWS Small Cap Index VIP

	Shares	Value ($)
ViewRay, Inc.*	22,482	100,719
Zimvie, Inc.*	3,021	28,216
Zynex, Inc.	3,406	47,377
		13,418,811
Health Care Providers & Services 2.6%
1Life Healthcare, Inc.*	27,613	461,413
23andme Holding Co. "A"*	39,101	84,458
Accolade, Inc.*	9,785	76,225
AdaptHealth Corp.*	11,178	214,841
Addus HomeCare Corp.*	2,366	235,393
Agiliti, Inc.*	4,362	71,144
AirSculpt Technologies, Inc.	1,863	6,893
Alignment Healthcare, Inc.*	15,287	179,775
AMN Healthcare Services, Inc.*	6,674	686,221
Apollo Medical Holdings, Inc.*	6,099	180,470
Ati Physical Therapy, Inc.*	10,804	3,295
Aveanna Healthcare Holdings, Inc.*	5,986	4,669
Babylon Holdings Ltd.*	627	4,232
Brookdale Senior Living, Inc.*	27,988	76,407
Cano Health, Inc.*	24,360	33,373
Caremax, Inc.*	8,666	31,631
Castle Biosciences, Inc.*	3,894	91,665
Clover Health Investments Corp.*	57,366	53,322
Community Health Systems, Inc.*	19,944	86,158
CorVel Corp.*	1,346	195,614
Cross Country Healthcare, Inc.*	5,456	144,966
Docgo, Inc.*	13,019	92,044
Fulgent Genetics, Inc.*	3,239	96,458
HealthEquity, Inc.*	12,730	784,677
Hims & Hers Health, Inc.*	18,284	117,201
Innovage Holding Corp.*	2,834	20,348
Invitae Corp.*	37,947	70,582
LHC Group, Inc.*	4,601	743,936
LifeStance Health Group, Inc.*	10,962	54,152
ModivCare, Inc.*	1,927	172,910
National HealthCare Corp.	1,892	112,574
National Research Corp.	2,169	80,904
Oncology Institute, Inc.*	4,997	8,245
OPKO Health, Inc.*	64,187	80,234
Option Care Health, Inc.*	23,980	721,558
Owens & Minor, Inc.*	11,472	224,048
P3 Health Partners, Inc.*	3,673	6,758
Patterson Companies, Inc.	13,456	377,172
Pediatrix Medical Group, Inc.*	12,684	188,484
PetIQ, Inc.*	4,056	37,396
Privia Health Group, Inc.*	6,994	158,834
Progyny, Inc.*	11,623	362,057
R1 Rcm, Inc.*	23,376	255,967
RadNet, Inc.*	7,576	142,656
	Shares	Value ($)
Select Medical Holdings Corp.	15,895	394,673
Sema4 Holdings Corp.*	22,866	6,032
Surgery Partners, Inc.*	7,608	211,959
The Ensign Group, Inc.	8,307	785,925
The Joint Corp.*	2,095	29,288
The Pennant Group, Inc.*	3,857	42,350
U.S. Physical Therapy, Inc.	1,942	157,360
		9,458,947
Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.*	16,505	291,148
American Well Corp. "A"*	36,312	102,763
Computer Programs & Systems, Inc.*	2,115	57,570
Evolent Health, Inc. "A"*	12,668	355,718
Health Catalyst, Inc.*	8,734	92,842
HealthStream, Inc.*	3,661	90,939
Multiplan Corp.*	60,368	69,423
NextGen Healthcare, Inc.*	8,625	161,978
Nutex Health, Inc.* (a)	39,170	74,423
OptimizeRx Corp.*	2,658	44,654
Pear Therapeutics, Inc.* (a)	10,331	12,191
Phreesia, Inc.*	7,670	248,201
Schrodinger, Inc.*	8,259	154,361
Sharecare, Inc.*	46,558	74,493
Simulations Plus, Inc.	2,349	85,903
		1,916,607
Life Sciences Tools & Services 0.7%
Abcellera Biologics, Inc.*	32,218	326,368
Adaptive Biotechnologies Corp.*	16,959	129,567
Akoya Biosciences, Inc.*	2,408	23,045
Alpha Teknova, Inc.*	1,002	5,651
Berkeley Lights, Inc.*	8,304	22,255
BioLife Solutions, Inc.*	5,076	92,383
Bionano Genomics, Inc.*	46,897	68,470
Codexis, Inc.*	9,273	43,212
CryoPort, Inc.*	6,633	115,082
Cytek Biosciences, Inc.* (a)	17,430	177,960
Inotiv, Inc.*	2,631	12,997
MaxCyte, Inc.*	13,163	71,870
Medpace Holdings, Inc.*	3,921	832,860
NanoString Technologies, Inc.*	7,023	55,973
Nautilus Biotechnology, Inc.*	6,888	12,398
NeoGenomics, Inc.*	19,568	180,808
OmniAb, Inc.*	12,713	45,767
Pacific Biosciences of California, Inc.*	35,100	287,118
Quanterix Corp.*	4,968	68,807
Quantum-si, Inc.*	13,273	24,290
Science 37 Holdings, Inc.*	9,047	3,756
Seer, Inc.*	7,832	45,426
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 19

	Shares	Value ($)
Singular Genomics Systems Inc.*	8,166	16,414
Somalogic, Inc.*	22,674	56,912
		2,719,389
Pharmaceuticals 1.7%
Aclaris Therapeutics, Inc.*	9,773	153,925
Amneal Pharmaceuticals, Inc.*	15,449	30,743
Amphastar Pharmaceuticals, Inc.*	5,835	163,497
Amylyx Pharmaceuticals, Inc.*	7,751	286,399
An2 Therapeutics, Inc.*	1,841	17,545
ANI Pharmaceuticals, Inc.*	2,023	81,385
Arvinas, Inc.*	7,453	254,967
Atea Pharmaceuticals, Inc.*	12,438	59,827
Athira Pharma, Inc.*	4,925	15,612
Axsome Therapeutics, Inc.*	4,920	379,480
Cara Therapeutics, Inc.*	7,069	75,921
Cassava Sciences, Inc.* (a)	5,922	174,936
Cincor Pharma, Inc.*	3,902	47,956
Collegium Pharmaceutical, Inc.*	5,120	118,784
Corcept Therapeutics, Inc.*	13,279	269,696
DICE Therapeutics, Inc.*	5,440	169,728
Edgewise Therapeutics, Inc.*	5,868	52,460
Esperion Therapeutics, Inc.*	11,578	72,131
Evolus, Inc.*	5,379	40,396
EyePoint Pharmaceuticals, Inc.*	3,966	13,881
Fulcrum Therapeutics, Inc.*	6,732	49,009
Harmony Biosciences Holdings, Inc.*	4,055	223,430
Innoviva, Inc.*	9,980	132,235
Intra-Cellular Therapies, Inc.*	14,062	744,161
Ligand Pharmaceuticals, Inc.*	2,363	157,848
Liquidia Corp.*	6,952	44,284
Nektar Therapeutics*	27,327	61,759
NGM Biopharmaceuticals, Inc.*	5,941	29,824
Nuvation Bio, Inc.*	16,918	32,483
Ocular Therapeutix, Inc.*	11,617	32,644
Pacira BioSciences, Inc.*	6,855	264,672
Phathom Pharmaceuticals, Inc.*	4,081	45,789
Phibro Animal Health Corp. "A"	3,118	41,812
Prestige Consumer Healthcare, Inc.*	7,702	482,145
Provention Bio, Inc.*	9,922	104,875
Reata Pharmaceuticals, Inc. "A"*	4,334	164,649
Relmada Therapeutics, Inc.*	4,126	14,400
Revance Therapeutics, Inc.*	12,421	229,292
SIGA Technologies, Inc.	7,063	51,984
Supernus Pharmaceuticals, Inc.*	7,659	273,196
	Shares	Value ($)
Tarsus Pharmaceuticals, Inc.*	3,028	44,390
Theravance Biopharma, Inc.*	10,263	115,151
Theseus Pharmaceuticals, Inc.*	2,670	13,297
Third Harmonic Bio, Inc.* (a)	1,976	8,497
Tricida, Inc.*	4,848	741
Ventyx Biosciences, Inc.*	3,848	126,176
Xeris Biopharma Holdings, Inc.*	19,200	25,536
		5,993,548
Industrials 15.1%
Aerospace & Defense 1.0%
AAR Corp.*	5,172	232,223
Aerojet Rocketdyne Holdings, Inc.* (a)	12,197	682,178
AeroVironment, Inc.*	3,756	321,739
AerSale Corp.*	3,446	55,894
Archer Aviation, Inc. "A"*	20,922	39,124
Astra Space, Inc.*	20,850	9,045
Astronics Corp.*	3,895	40,118
Cadre Holdings, Inc.	2,800	56,392
Ducommun, Inc.*	1,662	83,034
Kaman Corp.	4,209	93,861
Kratos Defense & Security Solutions, Inc.*	18,847	194,501
Maxar Technologies, Inc. (a)	11,226	580,833
Momentus, Inc.*	7,896	6,158
Moog, Inc. "A"	4,386	384,915
National Presto Industries, Inc.	775	53,056
Park Aerospace Corp.	3,048	40,874
Parsons Corp.*	5,149	238,141
Redwire Corp.*	2,772	5,489
Rocket Lab USA, Inc.*	32,748	123,460
Terran Orbital Corp.*	8,908	14,075
Triumph Group, Inc.*	10,034	105,558
V2X, Inc.*	1,780	73,496
Virgin Galactic Holdings Inc.* (a)	38,079	132,515
		3,566,679
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	8,966	232,937
Atlas Air Worldwide Holdings, Inc.*	4,327	436,161
Forward Air Corp.	4,120	432,147
Hub Group, Inc. "A"*	4,923	391,329
Radiant Logistics, Inc.*	5,654	28,779
		1,521,353
Airlines 0.3%
Allegiant Travel Co.*	2,443	166,100
Blade Air Mobility, Inc.*	8,154	29,191
Frontier Group Holdings, Inc.*	5,850	60,079
Hawaiian Holdings, Inc.*	7,720	79,207
Joby Aviation, Inc.* (a)	39,700	132,995
The accompanying notes are an integral part of the financial statements.

20 |	DWS Small Cap Index VIP

	Shares	Value ($)
SkyWest, Inc.*	7,881	130,115
Spirit Airlines, Inc.	16,645	324,245
Sun Country Airlines Holdings, Inc.*	5,020	79,617
Wheels Up Experience, Inc.*	23,151	23,846
		1,025,395
Building Products 1.2%
AAON, Inc.	6,752	508,561
American Woodmark Corp.*	2,602	127,134
Apogee Enterprises, Inc.	3,498	155,521
Caesarstone Ltd.	3,272	18,683
CSW Industrials, Inc.	2,234	258,988
Gibraltar Industries, Inc.*	4,859	222,931
Griffon Corp.	7,105	254,288
Insteel Industries, Inc.	2,817	77,524
Janus International Group, Inc.*	12,875	122,570
JELD-WEN Holding, Inc.*	12,664	122,208
Masonite International Corp.*	3,410	274,880
PGT Innovations, Inc.*	8,801	158,066
Quanex Building Products Corp.	5,024	118,968
Resideo Technologies, Inc.*	22,178	364,828
Simpson Manufacturing Co., Inc.	6,585	583,826
UFP Industries, Inc.	9,205	729,496
View, Inc.*	16,198	15,629
Zurn Elkay Water Solutions Corp.	19,181	405,678
		4,519,779
Commercial Services & Supplies 1.4%
ABM Industries, Inc.	10,191	452,684
ACCO Brands Corp.	14,335	80,133
Acv Auctions, Inc. "A"*	18,145	148,970
Aris Water Solution, Inc. "A"	3,311	47,712
Brady Corp. "A"	7,087	333,798
BrightView Holdings, Inc.*	7,375	50,814
Casella Waste Systems, Inc. "A"*	7,680	609,101
Cimpress PLC*	2,828	78,081
CompX International, Inc.	256	4,731
CoreCivic, Inc.*	17,665	204,207
Deluxe Corp.	6,870	116,653
Ennis, Inc.	3,826	84,784
Harsco Corp.*	12,567	79,046
Healthcare Services Group, Inc.	11,274	135,288
Heritage-Crystal Clean, Inc.*	2,383	77,400
HNI Corp.	6,280	178,540
Interface, Inc.	8,824	87,093
KAR Auction Services, Inc.*	16,785	219,044
Kimball International, Inc. "B"	5,579	36,263
Li-cycle Holdings Corp.* (a)	20,632	98,208
Matthews International Corp. "A"	4,501	137,010
MillerKnoll, Inc.	11,625	244,241
	Shares	Value ($)
Montrose Environmental Group, Inc.*	4,194	186,172
NL Industries, Inc.	960	6,538
Pitney Bowes, Inc.	26,360	100,168
Quad Graphics, Inc.*	5,069	20,682
SP Plus Corp.*	3,204	111,243
Steelcase, Inc. "A"	13,931	98,492
The Brink's Co.	7,039	378,065
The GEO Group, Inc.*	18,302	200,407
UniFirst Corp.	2,304	444,649
Viad Corp.*	3,256	79,414
VSE Corp.	1,559	73,086
		5,202,717
Construction & Engineering 1.6%
Ameresco, Inc. "A"*	4,920	281,129
API Group Corp.*	32,037	602,616
Arcosa, Inc.	7,490	407,007
Argan, Inc.	2,042	75,309
Comfort Systems U.S.A., Inc.	5,446	626,726
Concrete Pumping Holdings, Inc.*	4,174	24,418
Construction Partners, Inc. "A"*	6,080	162,275
Dycom Industries, Inc.*	4,479	419,234
EMCOR Group, Inc.	7,246	1,073,205
Fluor Corp.*	21,808	755,865
Granite Construction, Inc.	6,770	237,424
Great Lakes Dredge & Dock Corp.*	9,865	58,697
IES Holdings, Inc.*	1,268	45,103
MYR Group, Inc.*	2,508	230,911
Northwest Pipe Co.*	1,585	53,414
NV5 Global, Inc.*	2,092	276,813
Primoris Services Corp.	8,087	177,429
Sterling Infrastructure, Inc.*	4,616	151,405
Tutor Perini Corp.*	6,356	47,988
		5,706,968
Electrical Equipment 1.4%
Allied Motion Technologies, Inc.	2,141	74,528
Array Technologies, Inc.*	23,301	450,408
Atkore, Inc.*	6,354	720,671
AZZ, Inc.	3,736	150,187
Babcock & Wilcox Enterprises, Inc.*	9,012	51,999
Blink Charging Co.* (a)	5,754	63,121
Bloom Energy Corp. "A"*	27,716	529,930
Encore Wire Corp.	2,707	372,375
Energy Vault Holdings, Inc.*	13,408	41,833
EnerSys	6,307	465,709
Enovix Corp.*	16,501	205,273
Ess Tech, Inc.*	11,717	28,472
Fluence Energy, Inc.* (a)	5,390	92,439
FTC Solar, Inc.*	6,032	16,166
FuelCell Energy, Inc.*	63,591	176,783
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 21

	Shares	Value ($)
GrafTech International, Ltd.	30,453	144,956
Heliogen, Inc.*	13,014	9,086
Nuscale Power Corp.* (a)	5,036	51,669
Powell Industries, Inc.	1,438	50,589
Preformed Line Products Co.	404	33,649
Shoals Technologies Group, Inc. "A"*	21,111	520,808
Stem, Inc.*	22,039	197,029
SunPower Corp.*	12,634	227,791
Thermon Group Holdings, Inc.*	5,007	100,541
TPI Composites, Inc.*	5,491	55,679
Vicor Corp.*	3,354	180,278
		5,011,969
Industrial Conglomerates 0.0%
Brookfield Business Corp. "A"	4,169	78,336
Machinery 3.7%
3D Systems Corp.*	19,322	142,983
Alamo Group, Inc.	1,572	222,595
Albany International Corp. "A"	4,783	471,556
Altra Industrial Motion Corp.	10,046	600,248
Astec Industries, Inc.	3,476	141,334
Barnes Group, Inc.	7,621	311,318
Berkshire Grey, Inc.*	7,026	4,243
Blue Bird Corp.*	2,583	27,664
Chart Industries, Inc.*	6,571	757,176
CIRCOR International, Inc.*	2,832	67,855
Columbus McKinnon Corp.	4,248	137,932
Desktop Metal, Inc. "A"* (a)	43,472	59,122
Douglas Dynamics, Inc.	3,411	123,342
Energy Recovery, Inc.*	8,551	175,210
Enerpac Tool Group Corp.	8,919	226,988
EnPro Industries, Inc.	3,232	351,286
ESCO Technologies, Inc.	3,981	348,497
Evoqua Water Technologies Corp.*	18,121	717,592
Fathom Digital Manufacturing Co.*	1,449	1,913
Federal Signal Corp.	9,175	426,362
Franklin Electric Co., Inc.	7,110	567,022
Gorman-Rupp Co.	3,427	87,800
Greenbrier Companies, Inc.	4,972	166,711
Helios Technologies, Inc.	4,987	271,492
Hillenbrand, Inc.	10,631	453,625
Hillman Solutions Corp.*	20,498	147,791
Hydrofarm Holdings Group, Inc.*	6,832	10,590
Hyliion Holdings Corp.*	20,273	47,439
Hyster-Yale Materials Handling, Inc.	1,798	45,507
Hyzon Motors, Inc.* (a)	12,762	19,781
John Bean Technologies Corp.	4,857	443,590
Kadant, Inc.	1,777	315,648
Kennametal, Inc.	12,482	300,317
Lightning eMotors, Inc.*	5,652	2,071
Lindsay Corp.	1,704	277,496
	Shares	Value ($)
Luxfer Holdings PLC	4,237	58,132
Markforged Holding Corp.*	15,973	18,529
Microvast Holdings, Inc.*	27,882	42,659
Miller Industries, Inc.	1,713	45,669
Mueller Industries, Inc.	8,590	506,810
Mueller Water Products, Inc. "A"	23,893	257,089
Nikola Corp.* (a)	51,356	110,929
Omega Flex, Inc.	497	46,380
Proterra, Inc.*	34,867	131,449
Proto Labs, Inc.*	4,140	105,694
RBC Bearings, Inc.*	4,385	918,000
REV Group, Inc.	5,179	65,359
Sarcos Technology and Robotics Corp.*	16,210	9,099
Shyft Group, Inc.	5,242	130,316
SPX Technologies, Inc.*	6,763	443,991
Standex International Corp.	1,822	186,591
Tennant Co.	2,826	173,997
Terex Corp.	10,295	439,802
The Manitowoc Co., Inc.*	5,315	48,685
Titan International, Inc.*	7,705	118,041
Trinity Industries, Inc.	12,670	374,652
Velo3D, Inc.*	8,161	14,608
Wabash National Corp.	7,288	164,709
Watts Water Technologies, Inc. "A"	4,215	616,359
Xos, Inc.*	7,846	3,475
		13,503,120
Marine 0.2%
Costamare, Inc.	8,121	75,363
Eagle Bulk Shipping, Inc.	2,094	104,574
Eneti, Inc.	3,323	33,396
Genco Shipping & Trading Ltd.	5,746	88,258
Golden Ocean Group Ltd.	19,014	165,232
Matson, Inc.	5,739	358,745
Safe Bulkers, Inc.	10,836	31,533
		857,101
Professional Services 1.6%
Alight, Inc. "A"*	52,625	439,945
ASGN, Inc.*	7,592	618,596
Atlas Technical Consultants, Inc.*	2,970	15,296
Barrett Business Services, Inc.	1,053	98,224
CBIZ, Inc.*	7,414	347,346
CRA International, Inc.	1,088	133,204
Exponent, Inc.	7,794	772,307
First Advantage Corp.*	8,834	114,842
Forrester Research, Inc.*	1,716	61,364
Franklin Covey Co.*	1,803	84,326
Heidrick & Struggles International, Inc.	2,959	82,763
HireRight Holdings Corp.*	2,998	35,556
Huron Consulting Group, Inc.*	3,084	223,898
The accompanying notes are an integral part of the financial statements.

22 |	DWS Small Cap Index VIP

	Shares	Value ($)
ICF International, Inc.	2,812	278,529
Insperity, Inc.	5,582	634,115
Kelly Services, Inc. "A"	5,110	86,359
Kforce, Inc.	3,098	169,863
Korn Ferry	8,237	416,957
Legalzoom.com, Inc.*	14,554	112,648
Planet Labs PBC*	23,393	101,760
Red Violet, Inc.*	1,384	31,860
Resources Connection, Inc.	5,033	92,507
Skillsoft Corp.*	11,774	15,306
Spire Global, Inc.*	18,108	17,384
Sterling Check Corp.*	3,454	53,433
TriNet Group, Inc.*	5,796	392,969
TrueBlue, Inc.*	4,852	95,002
Upwork, Inc.*	18,841	196,700
Willdan Group, Inc.*	1,773	31,648
		5,754,707
Road & Rail 0.6%
ArcBest Corp.	3,797	265,942
Bird Global, Inc. "A"*	24,667	4,445
Covenant Logistics Group, Inc.	1,434	49,573
Daseke, Inc.*	6,775	38,550
Heartland Express, Inc.	7,042	108,024
Marten Transport Ltd.	8,861	175,270
P.A.M. Transportation Services, Inc.*	1,054	27,299
Saia, Inc.*	4,075	854,446
Tusimple Holdings, Inc. "A"*	21,048	34,519
Universal Logistics Holdings, Inc.	1,097	36,684
Werner Enterprises, Inc.	9,707	390,804
		1,985,556
Trading Companies & Distributors 1.7%
Alta Equipment Group, Inc.	3,243	42,775
Applied Industrial Technologies, Inc.	5,900	743,577
Beacon Roofing Supply, Inc.*	7,935	418,889
BlueLinx Holdings, Inc.*	1,378	97,989
Boise Cascade Co.	6,083	417,720
Custom Truck One Source, Inc.*	8,846	55,907
Distribution Solutions Group, Inc.*	831	30,631
DXP Enterprises, Inc.*	2,469	68,021
GATX Corp.	5,407	574,980
Global Industrial Co.	1,936	45,554
GMS, Inc.*	6,624	329,875
H&E Equipment Services, Inc.	4,978	226,001
Herc Holdings, Inc.	3,869	509,044
Hudson Technologies, Inc.*	6,658	67,379
Karat Packaging, Inc.	711	10,217
McGrath RentCorp.	3,709	366,227
MRC Global, Inc.*	12,970	150,193
NOW, Inc.*	16,851	214,008
	Shares	Value ($)
Rush Enterprises, Inc. "A"	6,335	331,194
Rush Enterprises, Inc. "B"	1,070	60,209
Textainer Group Holdings Ltd.	6,809	211,147
Titan Machinery, Inc.*	3,062	121,653
Transcat, Inc.*	1,066	75,547
Triton International Ltd.	8,973	617,163
Veritiv Corp.	2,005	244,028
		6,029,928
Information Technology 12.3%
Communications Equipment 0.9%
ADTRAN Holdings, Inc.	11,911	223,808
Aviat Networks, Inc.*	1,649	51,432
Calix, Inc.*	8,845	605,263
Cambium Networks Corp.*	1,765	38,248
Casa Systems, Inc.*	5,571	15,209
Clearfield, Inc.*	1,787	168,228
CommScope Holding Co., Inc.*	31,917	234,590
Comtech Telecommunications Corp.	3,836	46,569
Digi International, Inc.*	5,314	194,227
DZS, Inc.*	2,494	31,624
Extreme Networks, Inc.*	19,772	362,025
Harmonic, Inc.*	13,896	182,038
Infinera Corp.*	29,621	199,646
Inseego Corp.*	12,848	10,825
NETGEAR, Inc.*	4,531	82,056
NetScout Systems, Inc.*	10,579	343,923
Ondas Holdings, Inc.*	4,958	7,883
Ribbon Communications, Inc.*	10,566	29,479
Viavi Solutions, Inc.*	35,363	371,665
		3,198,738
Electronic Equipment, Instruments & Components 2.3%
908 Devices, Inc.*	3,230	24,613
Advanced Energy Industries, Inc.	5,822	499,411
Aeva Technologies, Inc.*	14,046	19,103
Aeye, Inc.*	18,037	8,669
Akoustis Technologies, Inc.*	8,136	22,944
Arlo Technologies, Inc.*	14,407	50,569
Badger Meter, Inc.	4,509	491,616
Belden, Inc.	6,495	466,991
Benchmark Electronics, Inc.	5,315	141,857
Cepton, Inc.*	6,847	8,696
CTS Corp.	4,839	190,753
ePlus, Inc.*	4,048	179,245
Evolv Technologies Holdings, Inc.*	12,220	31,650
Fabrinet*	5,679	728,161
FARO Technologies, Inc.*	3,009	88,495
Focus Universal, Inc.* (a)	2,586	16,576
Identiv, Inc.*	3,177	23,001
Insight Enterprises, Inc.*	4,851	486,410
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 23

	Shares	Value ($)
Itron, Inc.*	6,917	350,346
Kimball Electronics, Inc.*	3,837	86,678
Knowles Corp.*	13,704	225,020
Lightwave Logic, Inc.*	17,659	76,110
Methode Electronics, Inc.	5,629	249,759
MicroVision, Inc.*	26,782	62,938
Mirion Technologies, Inc.*	21,663	143,192
Napco Security Technologies, Inc.*	4,633	127,315
nLight, Inc.*	7,166	72,663
Novanta, Inc.*	5,478	744,296
OSI Systems, Inc.*	2,474	196,732
Ouster, Inc.*	20,547	17,732
PAR Technology Corp.*	4,007	104,462
PC Connection, Inc.	1,698	79,636
Plexus Corp.*	4,220	434,365
Rogers Corp.*	2,904	346,563
Sanmina Corp.*	8,754	501,517
ScanSource, Inc.*	3,861	112,818
SmartRent, Inc.*	20,117	48,884
TTM Technologies, Inc.*	15,724	237,118
Velodyne Lidar, Inc.*	33,994	25,111
Vishay Intertechnology, Inc.	19,924	429,761
Vishay Precision Group, Inc.*	1,894	73,203
		8,224,979
IT Services 1.9%
AvidXchange Holdings, Inc.*	22,391	222,567
BigCommerce Holdings, Inc.*	10,315	90,153
Brightcove, Inc.*	6,293	32,912
Cantaloupe, Inc.*	8,950	38,932
Cass Information Systems, Inc.	2,024	92,740
Cerberus Cyber Sentinel Corp.* (a)	6,661	16,986
Conduent, Inc.*	25,593	103,652
CSG Systems International, Inc.	4,810	275,132
Cyxtera Technologies, Inc.*	5,304	10,184
DigitalOcean Holdings, Inc.*	10,669	271,739
Edgio, Inc.*	20,668	23,355
EVERTEC, Inc.	9,517	308,160
Evo Payments, Inc. "A"*	7,305	247,201
ExlService Holdings, Inc.*	4,988	845,117
Fastly, Inc. "A"*	17,618	144,291
Flywire Corp.*	8,757	214,284
Grid Dynamics Holdings, Inc.*	8,388	94,113
I3 Verticals, Inc. "A"*	3,295	80,200
IBEX Holdings Ltd.*	1,441	35,809
Information Services Group, Inc.	5,187	23,860
International Money Express, Inc.*	4,893	119,242
Marqeta, Inc. "A"*	66,677	407,396
Maximus, Inc.	9,307	682,482
MoneyGram International, Inc.*	14,585	158,831
	Shares	Value ($)
Paya Holdings, Inc.*	13,258	104,340
Payoneer Global, Inc.*	33,878	185,313
Paysafe Ltd.*	4,266	59,255
Perficient, Inc.*	5,303	370,308
PFSweb, Inc.	2,414	14,846
Priority Technology Holdings, Inc.*	2,596	13,655
Rackspace Technology, Inc.*	8,261	24,370
Remitly Global, Inc.*	15,588	178,483
Repay Holdings Corp.*	13,195	106,220
Sabre Corp.*	50,572	312,535
Squarespace, Inc. "A"*	4,741	105,108
Stoneco Ltd. "A"*	43,040	406,298
The Hackett Group, Inc.	4,068	82,865
TTEC Holdings, Inc.	2,968	130,978
Tucows, Inc. "A"*	1,493	50,643
Unisys Corp.*	9,733	49,736
Verra Mobility Corp.*	21,630	299,143
		7,033,434
Semiconductors & Semiconductor Equipment 2.5%
Acm Research, Inc. "A"*	7,217	55,643
Alpha & Omega Semiconductor Ltd.*	3,500	99,995
Ambarella, Inc.*	5,573	458,268
Amkor Technology, Inc.	15,592	373,896
Atomera, Inc.*	2,972	18,486
Axcelis Technologies, Inc.*	5,039	399,895
AXT, Inc.*	6,078	26,622
CEVA, Inc.*	3,469	88,737
Cohu, Inc.*	7,294	233,773
Credo Technology Group Holding Ltd.*	14,982	199,410
Diodes, Inc.*	6,854	521,864
FormFactor, Inc.*	11,967	266,026
Ichor Holdings Ltd.*	4,421	118,571
Impinj, Inc.*	3,311	361,495
Indie Semiconductor, Inc. "A"*	15,448	90,062
Kulicke & Soffa Industries, Inc.	8,815	390,152
MACOM Technology Solutions Holdings, Inc.*	7,784	490,236
MaxLinear, Inc.*	11,188	379,833
Onto Innovation, Inc.*	7,608	518,029
PDF Solutions, Inc.*	4,562	130,108
Photronics, Inc.*	9,316	156,788
Power Integrations, Inc.	8,751	627,622
Rambus, Inc.*	16,481	590,349
Rigetti Computing, Inc.*	14,801	10,793
Rockley Photonics Holdings Ltd.*	14,815	2,076
Semtech Corp.*	9,703	278,379
Silicon Laboratories, Inc.*	5,059	686,354
SiTime Corp.*	2,520	256,082
SkyWater Technology, Inc.*	1,919	13,644
SMART Global Holdings, Inc.*	7,394	110,023
The accompanying notes are an integral part of the financial statements.

24 |	DWS Small Cap Index VIP

	Shares	Value ($)
Synaptics, Inc.*	6,089	579,429
Transphorm, Inc.*	3,124	16,995
Ultra Clean Holdings, Inc.*	6,916	229,265
Veeco Instruments, Inc.*	7,722	143,475
		8,922,375
Software 4.4%
8x8, Inc.*	17,851	77,116
A10 Networks, Inc.	9,855	163,889
ACI Worldwide, Inc.*	17,341	398,843
Adeia, Inc.	16,199	153,567
Agilysys, Inc.*	3,081	243,830
Alarm.com Holdings, Inc.*	7,387	365,509
Alkami Technology, Inc.*	5,476	79,895
Altair Engineering, Inc. "A"*	7,984	363,032
American Software, Inc. "A"	5,096	74,809
Amplitude, Inc. "A"*	8,885	107,331
Appfolio, Inc. "A"*	2,952	311,082
Appian Corp.*	6,083	198,062
Applied Digital Corp.*	12,129	22,317
Arteris, Inc.*	2,460	10,578
Asana, Inc. "A"*	11,570	159,319
Avaya Holdings Corp.*	12,302	2,411
Avepoint, Inc.*	19,561	80,396
Benefitfocus, Inc.*	3,761	39,340
Blackbaud, Inc.*	7,194	423,439
Blackline, Inc.*	8,462	569,239
Blend Labs, Inc. "A"*	31,933	45,984
Box, Inc. "A"*	21,556	671,038
C3.ai, Inc. "A"*	9,291	103,966
Cerence, Inc.*	5,931	109,901
Cipher Mining, Inc.*	5,601	3,137
Cleanspark, Inc.*	6,063	12,369
Clear Secure, Inc. "A"	9,620	263,877
CommVault Systems, Inc.*	6,859	431,020
Consensus Cloud Solutions, Inc.*	2,943	158,216
Couchbase, Inc.*	4,507	59,763
CS Disco, Inc.*	3,240	20,477
Cvent Holding Corp.*	7,529	40,657
Digimarc Corp.*	2,086	38,570
Digital Turbine, Inc.*	14,252	217,200
Domo, Inc. "B"*	4,592	65,390
Duck Creek Technologies, Inc.*	12,119	146,034
E2open Parent Holdings, Inc.*	30,361	178,219
Ebix, Inc.	3,961	79,062
eGain Corp.*	2,965	26,774
Enfusion, Inc. "A"*	3,838	37,113
EngageSmart, Inc.*	5,614	98,806
Envestnet, Inc.*	8,461	522,044
Everbridge, Inc.*	6,175	182,656
EverCommerce, Inc.*	3,515	26,152
ForgeRock, Inc. "A"*	5,933	135,094
Greenidge Generation Holdings, Inc.*	1,861	538
	Shares	Value ($)
Instructure Holdings, Inc.*	2,716	63,663
Intapp, Inc.*	2,271	56,639
InterDigital, Inc.	4,541	224,689
Ironnet, Inc.*	9,422	2,167
Kaleyra, Inc.*	4,216	3,184
Knowbe4, Inc. "A"*	11,273	279,345
Latch, Inc.*	16,485	11,703
LivePerson, Inc.*	11,124	112,797
LiveRamp Holdings, Inc.*	10,036	235,244
Livevox Holdings, Inc.*	3,226	9,581
Marathon Digital Holdings, Inc.* (a)	17,859	61,078
Matterport, Inc.*	35,300	98,840
MeridianLink, Inc.*	3,522	48,357
MicroStrategy, Inc. "A"* (a)	1,465	207,400
Mitek Systems, Inc.*	6,407	62,084
Model N, Inc.*	5,566	225,757
Momentive Global, Inc.*	19,803	138,621
N-able, Inc.*	10,332	106,213
Nextnav, Inc.*	9,992	29,277
Olo, Inc. "A"*	13,581	84,881
ON24, Inc.*	6,863	59,228
OneSpan, Inc.*	6,179	69,143
PagerDuty, Inc.*	13,288	352,929
PowerSchool Holdings, Inc. "A"*	7,025	162,137
Progress Software Corp.	6,612	333,575
PROS Holdings, Inc.*	6,423	155,822
Q2 Holdings, Inc.*	8,551	229,765
Qualys, Inc.*	5,954	668,217
Rapid7, Inc.*	9,033	306,941
Rimini Street, Inc.*	8,204	31,257
Riot Blockchain, Inc.* (a)	24,893	84,387
Sapiens International Corp. NV	5,122	94,655
SecureWorks Corp. "A"*	1,587	10,141
ShotSpotter, Inc.*	1,355	45,840
Solarwinds Corp.*	7,414	69,395
Sprout Social, Inc. "A"*	7,219	407,585
SPS Commerce, Inc.*	5,580	716,639
Sumo Logic, Inc.*	17,927	145,209
Telos Corp.*	7,840	39,906
Tenable Holdings, Inc.*	17,228	657,248
Terawulf, Inc.*	3,043	2,025
Upland Software, Inc.*	5,003	35,671
UserTesting, Inc.* (a)	6,885	51,706
Varonis Systems, Inc.*	16,666	398,984
Verint Systems, Inc.*	9,850	357,358
Veritone, Inc.*	4,855	25,731
Viant Technology, Inc. "A"*	1,751	7,039
Weave Communications, Inc.*	4,513	20,670
WM Technology, Inc.*	10,447	10,551
Workiva, Inc.*	7,308	613,653
Xperi, Inc.*	6,290	54,157
Yext, Inc.*	17,074	111,493
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 25

	Shares	Value ($)
Zeta Global Holdings Corp. "A"*	17,070	139,462
Zuora, Inc. "A"*	19,367	123,174
		16,171,274
Technology Hardware, Storage & Peripherals 0.3%
Avid Technology, Inc.*	5,334	141,831
Composecure, Inc.*	1,119	5,494
Corsair Gaming, Inc.*	5,809	78,828
Diebold Nixdorf, Inc.*	10,572	15,012
Eastman Kodak Co.*	8,309	25,343
Ionq, Inc.* (a)	17,949	61,924
Super Micro Computer, Inc.*	7,125	584,963
Turtle Beach Corp.*	2,183	15,652
Xerox Holding Corp.	17,529	255,923
		1,184,970
Materials 4.2%
Chemicals 2.0%
AdvanSix, Inc.	4,068	154,665
American Vanguard Corp.	4,365	94,764
Amyris, Inc.* (a)	29,594	45,279
Aspen Aerogels, Inc.*	5,083	59,929
Avient Corp.	13,950	470,952
Balchem Corp.	4,917	600,415
Cabot Corp.	8,574	573,086
Chase Corp.	1,144	98,681
Danimer Scientific, Inc.* (a)	13,718	24,555
Diversey Holdings Ltd.*	12,516	53,318
Ecovyst, Inc.*	11,414	101,128
FutureFuel Corp.	3,994	32,471
H.B. Fuller Co.	8,154	583,990
Hawkins, Inc.	3,061	118,155
Ingevity Corp.*	5,726	403,339
Innospec, Inc.	3,792	390,045
Intrepid Potash, Inc.*	1,810	52,255
Koppers Holdings, Inc.	3,064	86,405
Kronos Worldwide, Inc.	3,387	31,838
Livent Corp.*	25,095	498,638
LSB Industries, Inc.*	11,401	151,633
Mativ Holdings, Inc.	8,537	178,423
Minerals Technologies, Inc.	5,017	304,632
Origin Materials, Inc.*	15,760	72,654
Orion Engineered Carbons SA	9,485	168,928
Perimeter Solutions SA*	18,175	166,120
PureCycle Technologies, Inc.*	15,973	107,977
Quaker Chemical Corp.	2,098	350,156
Rayonier Advanced Materials, Inc.*	9,680	92,928
Sensient Technologies Corp.	6,440	469,605
Stepan Co.	3,298	351,105
Tredegar Corp.	4,170	42,617
Trinseo PLC	5,508	125,087
	Shares	Value ($)
Tronox Holdings PLC "A"	18,108	248,261
Valhi, Inc.	300	6,600
		7,310,634
Construction Materials 0.2%
Summit Materials, Inc. "A"*	18,186	516,298
United States Lime & Minerals, Inc.	300	42,228
		558,526
Containers & Packaging 0.3%
Cryptyde, Inc.*	2,671	512
Greif, Inc. "A"	3,797	254,627
Greif, Inc. "B"	801	62,662
Myers Industries, Inc.	5,488	121,998
O-I Glass, Inc*	24,081	399,022
Pactiv Evergreen, Inc.	6,486	73,681
Ranpak Holdings Corp.*	6,325	36,496
TriMas Corp.	6,392	177,314
		1,126,312
Metals & Mining 1.5%
5e Advanced Materials, Inc.*	5,831	45,948
Alpha Metallurgical Resources, Inc.	2,333	341,528
Arconic Corp.*	15,469	327,324
ATI, Inc.*	19,214	573,730
Carpenter Technology Corp.	7,265	268,369
Century Aluminum Co.*	8,395	68,671
Coeur Mining, Inc.*	43,808	147,195
Commercial Metals Co.	17,917	865,391
Compass Minerals International, Inc.	5,313	217,833
Constellium SE*	19,703	233,087
Dakota Gold Corp.*	7,375	22,494
Haynes International, Inc.	1,942	88,730
Hecla Mining Co.	85,288	474,201
Hycroft Mining Holding Corp.*	21,852	11,627
Ivanhoe Electric, Inc.*	2,139	25,989
Kaiser Aluminum Corp.	2,461	186,938
Materion Corp.	3,149	275,569
Novagold Resources, Inc.*	36,929	220,835
Olympic Steel, Inc.	1,438	48,288
Piedmont Lithium, Inc.*	2,708	119,206
PolyMet Mining Corp.*	4,457	11,811
Ramaco Resources, Inc.	3,261	28,664
Ryerson Holding Corp.	2,998	90,720
Schnitzer Steel Industries, Inc. "A"	3,906	119,719
SunCoke Energy, Inc.	13,013	112,302
TimkenSteel Corp.*	6,694	121,630
Warrior Met Coal, Inc.	7,946	275,249
Worthington Industries, Inc.	4,883	242,734
		5,565,782
Paper & Forest Products 0.2%
Clearwater Paper Corp.*	2,515	95,092
Glatfelter Corp.	6,283	17,467
The accompanying notes are an integral part of the financial statements.

26 |	DWS Small Cap Index VIP

	Shares	Value ($)
Resolute Forest Products, Inc.*	7,144	154,239
Sylvamo Corp.	5,461	265,350
		532,148
Real Estate 6.2%
Equity Real Estate Investment Trusts (REITs) 5.6%
Acadia Realty Trust	14,239	204,330
Agree Realty Corp.	13,525	959,328
Alexander & Baldwin, Inc.	11,072	207,379
Alexander's, Inc.	322	70,859
American Assets Trust, Inc.	7,545	199,943
Apartment Investment and Management Co. "A"	23,161	164,906
Apple Hospitality REIT, Inc.	33,232	524,401
Armada Hoffler Properties, Inc.	10,187	117,151
Ashford Hospitality Trust, Inc.*	4,985	22,283
Bluerock Homes Trust, Inc.*	522	11,124
Braemar Hotels & Resorts, Inc.	9,986	41,042
Brandywine Realty Trust	25,884	159,187
Broadstone Net Lease, Inc.	26,848	435,206
BRT Apartments Corp.	1,764	34,645
CareTrust REIT, Inc.	14,697	273,070
Cbl & Associates Properties, Inc. (a)	4,011	92,574
Centerspace	2,337	137,112
Chatham Lodging Trust	7,225	88,651
City Office REIT, Inc.	6,317	52,936
Clipper Realty, Inc.	1,682	10,765
Community Healthcare Trust, Inc.	3,610	129,238
Corporate Office Properties Trust	17,265	447,854
CTO Realty Growth, Inc.	2,651	48,460
DiamondRock Hospitality Co.	32,150	263,309
Diversified Healthcare Trust	35,482	22,950
Easterly Government Properties, Inc.	13,931	198,795
Elme Communities	13,386	238,271
Empire State Realty Trust, Inc. "A"	20,503	138,190
Equity Commonwealth	16,097	401,942
Essential Properties Realty Trust, Inc.	21,502	504,652
Farmland Partners, Inc.	7,966	99,256
Four Corners Property Trust, Inc.	13,015	337,479
Franklin Street Properties Corp.	14,422	39,372
Getty Realty Corp.	6,391	216,335
Gladstone Commercial Corp.	5,936	109,816
Gladstone Land Corp.	4,845	88,906
Global Medical REIT, Inc.	9,328	88,429
Global Net Lease, Inc.	15,927	200,202
	Shares	Value ($)
Hersha Hospitality Trust "A"	4,795	40,853
Independence Realty Trust, Inc.	34,771	586,239
Indus Realty Trust, Inc.	831	52,760
Industrial Logistics Properties Trust	9,783	31,990
Innovative Industrial Properties, Inc.	4,253	431,042
Inventrust Properties Corp.	10,492	248,346
iStar, Inc.	11,154	85,105
Kite Realty Group Trust	33,422	703,533
LTC Properties, Inc.	6,074	215,809
LXP Industrial Trust	42,143	422,273
National Health Investors, Inc.	6,494	339,117
Necessity Retail REIT, Inc.	20,186	119,703
NETSTREIT Corp.	8,673	158,976
NexPoint Residential Trust, Inc.	3,448	150,057
Office Properties Income Trust	7,630	101,861
One Liberty Properties, Inc.	2,425	53,884
Orion Office REIT, Inc.	8,668	74,025
Outfront Media, Inc.	22,430	371,889
Paramount Group, Inc.	29,283	173,941
Pebblebrook Hotel Trust	19,919	266,715
Phillips Edison & Co., Inc.	17,991	572,833
Physicians Realty Trust	35,333	511,269
Piedmont Office Realty Trust, Inc. "A"	18,743	171,873
Plymouth Industrial REIT, Inc.	5,701	109,345
Postal Realty Trust, Inc. "A"	2,548	37,022
PotlatchDeltic Corp.	12,218	537,470
Retail Opportunity Investments Corp.	18,482	277,784
RLJ Lodging Trust	24,579	260,292
RPT Realty	12,742	127,930
Ryman Hospitality Properties, Inc.	8,247	674,440
Sabra Health Care REIT, Inc.	35,728	444,099
Safehold, Inc.	4,070	116,483
Saul Centers, Inc.	1,772	72,085
Service Properties Trust	25,696	187,324
SITE Centers Corp.	30,107	411,262
STAG Industrial, Inc.	27,820	898,864
Summit Hotel Properties, Inc.	15,955	115,195
Sunstone Hotel Investors, Inc.	32,922	318,027
Tanger Factory Outlet Centers, Inc.	15,721	282,035
Terreno Realty Corp.	11,466	652,071
The Macerich Co.	33,023	371,839
UMH Properties, Inc.	8,044	129,508
Uniti Group, Inc.	36,292	200,695
Universal Health Realty Income Trust	2,043	97,512
Urban Edge Properties	17,523	246,899
Urstadt Biddle Properties, Inc. "A"	4,616	87,473
Veris Residential, Inc.*	13,405	213,542
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 27

	Shares	Value ($)
Whitestone REIT	6,984	67,326
Xenia Hotels & Resorts, Inc.	17,518	230,887
		20,431,850
Real Estate Management & Development 0.6%
American Realty Investors, Inc.*	292	7,490
Anywhere Real Estate, Inc.*	16,990	108,566
Compass, Inc. "A"*	43,091	100,402
Cushman & Wakefield PLC*	24,729	308,123
DigitalBridge Group, Inc.	24,593	269,047
Doma Holdings, Inc.*	19,896	9,011
Douglas Elliman, Inc.	11,066	45,039
eXp World Holdings, Inc.	10,998	121,858
Forestar Group, Inc.*	2,712	41,792
FRP Holdings, Inc.*	1,077	58,007
Kennedy-Wilson Holdings, Inc.	18,345	288,567
Marcus & Millichap, Inc.	3,884	133,804
Newmark Group, Inc. "A"	21,233	169,227
Offerpad Solutions, Inc.*	9,912	4,564
RE/MAX Holdings, Inc. "A"	2,836	52,863
Redfin Corp.*	16,966	71,936
Stratus Properties, Inc.	861	16,609
Tejon Ranch Co.*	3,236	60,966
The RMR Group, Inc. "A"	2,282	64,467
The St. Joe Co.	5,263	203,415
Transcontinental Realty Investors, Inc.*	183	8,085
		2,143,838
Utilities 3.4%
Electric Utilities 0.7%
ALLETE, Inc.	8,820	568,978
MGE Energy, Inc.	5,577	392,621
Otter Tail Corp.	6,350	372,808
PNM Resources, Inc.	13,169	642,516
Portland General Electric Co. (a)	13,751	673,799
Via Renewables, Inc.	2,030	10,373
		2,661,095
Gas Utilities 1.2%
Brookfield Infrastructure Corp. "A"	15,115	587,973
Chesapeake Utilities Corp.	2,698	318,850
New Jersey Resources Corp.	14,803	734,525
Northwest Natural Holding Co.	5,307	252,560
ONE Gas, Inc.	8,303	628,703
South Jersey Industries, Inc.	18,947	673,187
Southwest Gas Holdings, Inc.	10,341	639,901
Spire, Inc.	7,825	538,830
		4,374,529
	Shares	Value ($)
Independent Power & Renewable Electricity Producers 0.5%
Altus Power, Inc.*	6,988	45,562
Clearway Energy, Inc. "A"	5,389	161,239
Clearway Energy, Inc. "C"	12,616	402,072
Montauk Renewables, Inc.*	9,674	106,704
Ormat Technologies, Inc.	7,542	652,232
Sunnova Energy International, Inc.*	15,124	272,383
		1,640,192
Multi-Utilities 0.5%
Avista Corp.	11,351	503,303
Black Hills Corp.	9,993	702,908
NorthWestern Corp.	8,885	527,236
Unitil Corp.	2,516	129,222
		1,862,669
Water Utilities 0.5%
American States Water Co.	5,675	525,221
Artesian Resources Corp. "A"	1,261	73,869
California Water Service Group	8,318	504,403
Global Water Resources, Inc.	2,074	27,543
Middlesex Water Co.	2,657	209,026
Pure Cycle Corp.*	3,082	32,299
SJW Group	4,145	336,533
York Water Co.	2,173	97,742
		1,806,636
Total Common Stocks (Cost $345,942,752)		351,650,498
Other Investments 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	862	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	862	0
Total Other Investments (Cost $0)		0
Rights 0.0%
Consumer Discretionary 0.0
PLBY Group, Inc., Expiration Date 01/17/2023* (b)	6,324	0
Health Care 0.0%
Aduro Biotech Holding Europe BV* (b)	2,328	0
GTX, Inc.* (a) (b)	123	252
Tobira Therapeutics, Inc.* (b)	1,687	101
Zogenix, Inc.* (a) (b)	8,352	5,680
		6,033
Total Rights (Cost $6,035)		6,033

The accompanying notes are an integral part of the financial statements.

28 |	DWS Small Cap Index VIP

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 0.4%
U.S. Treasury Bills, 4.46% (d), 5/11/2023 (e) (Cost $1,495,519)	1,520,000	1,495,460

	Shares	Value ($)
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.07% (f) (g) (Cost $6,182,630)	6,182,630	6,182,630
	Shares	Value ($)
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 4.2% (f) (Cost $9,489,906)	9,489,906	9,489,906

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $363,116,842)	101.5	368,824,527
Other Assets and Liabilities, Net	(1.5)	(5,609,068)
Net Assets	100.0	363,215,459
A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2022	Value ($) at 12/31/2022
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.07% (f) (g)
40,582,540	—	34,399,910 (h)	—	—	483,696	—	6,182,630	6,182,630
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 4.2% (f)
11,652,393	75,490,723	77,653,210	—	—	154,171	—	9,489,906	9,489,906
52,234,933	75,490,723	112,053,120	—	—	637,867	—	15,672,536	15,672,536

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2022 amounted to $6,874,678, which is 1.9% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At December 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,621,952.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2022.
At December 31, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Russell E-Mini 2000 Index	USD	3/17/2023	128	11,436,503	11,333,760	(102,743)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 29

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$ 9,069,416	$ —	$ —	$ 9,069,416
Consumer Discretionary	36,605,942	—	—	36,605,942
Consumer Staples	12,688,145	—	0	12,688,145
Energy	23,955,840	—	—	23,955,840
Financials	60,424,852	—	—	60,424,852
Health Care	59,392,714	—	—	59,392,714
Industrials	54,763,608	—	—	54,763,608
Information Technology	44,735,770	—	—	44,735,770
Materials	15,093,402	—	—	15,093,402
Real Estate	22,575,688	—	—	22,575,688
Utilities	12,345,121	—	—	12,345,121
Other Investments	—	—	0	0
Rights	—	—	6,033	6,033
Short-Term U.S. Treasury Obligation	—	1,495,460	—	1,495,460
Short-Term Investments (a)	15,672,536	—	—	15,672,536
Total	$367,323,034	$1,495,460	$6,033	$368,824,527
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$ (102,743)	$ —	$ —	$ (102,743)
Total	$(102,743)	$—	$—	$(102,743)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

30 |	DWS Small Cap Index VIP

Statement of
Assets and Liabilities
Statement of Operations
as of December 31, 2022

Assets
Investments in non-affiliated securities, at value (cost $347,444,306) — including $6,874,678 of securities loaned	$ 353,151,991
Investment in DWS Government & Agency Securities Portfolio (cost $6,182,630)*	6,182,630
Investment in DWS Central Cash Management Government Fund (cost $9,489,906)	9,489,906
Cash	227,588
Receivable for Fund shares sold	80,967
Dividends receivable	424,809
Interest receivable	75,855
Other assets	5,815
Total assets	369,639,561
Liabilities
Payable upon return of securities loaned	6,182,630
Payable for investments purchased	3,939
Payable for Fund shares redeemed	6,096
Payable for variation margin on futures contracts	39,637
Accrued management fee	69,973
Accrued Trustees' fees	4,292
Other accrued expenses and payables	117,535
Total liabilities	6,424,102
Net assets, at value	$363,215,459
Net Assets Consist of
Distributable earnings (loss)	12,448,005
Paid-in capital	350,767,454
Net assets, at value	$363,215,459
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($329,904,640 ÷ 27,216,715 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 12.12
Class B
Net Asset Value, offering and redemption price per share ($33,310,819 ÷ 2,748,606 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 12.12

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $1,621,952.
for the year ended December 31, 2022

Investment Income
Income:
Dividends (net of foreign taxes withheld of $6,699)	$ 4,916,286
Interest	16,032
Income distributions — DWS Central Cash Management Government Fund	154,171
Securities lending income, net of borrower rebates	483,696
Total income	5,570,185
Expenses:
Management fee	1,061,943
Administration fee	367,887
Services to shareholders	3,360
Record keeping fee (Class B)	18,466
Distribution service fee (Class B)	90,641
Custodian fee	16,427
Professional fees	68,517
Reports to shareholders	38,689
Trustees' fees and expenses	17,821
Other	19,511
Total expenses before expense reductions	1,703,262
Expense reductions	(137,271)
Total expenses after expense reductions	1,565,991
Net investment income	4,004,194
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	10,474,853
Futures	(532,619)
9,942,234
Change in net unrealized appreciation (depreciation) on:
Investments	(107,132,672)
Futures	(256,658)
(107,389,330)
Net gain (loss)	(97,447,096)
Net increase (decrease) in net assets resulting from operations	$(93,442,902)
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 31

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2022	2021
Operations:
Net investment income	$ 4,004,194	$ 3,091,785
Net realized gain (loss)	9,942,234	65,251,636
Change in net unrealized appreciation (depreciation)	(107,389,330)	(9,537,761)
Net increase (decrease) in net assets resulting from operations	(93,442,902)	58,805,660
Distributions to shareholders:
Class A	(61,220,052)	(27,860,902)
Class B	(6,528,743)	(2,609,130)
Total distributions	(67,748,795)	(30,470,032)
Fund share transactions:
Class A
Proceeds from shares sold	58,705,125	98,120,413
Reinvestment of distributions	61,220,052	27,860,902
Payments for shares redeemed	(70,255,574)	(112,716,499)
Net increase (decrease) in net assets from Class A share transactions	49,669,603	13,264,816
Class B
Proceeds from shares sold	3,302,503	9,013,498
Reinvestment of distributions	6,528,743	2,609,130
Payments for shares redeemed	(4,330,783)	(8,406,842)
Net increase (decrease) in net assets from Class B share transactions	5,500,463	3,215,786
Increase (decrease) in net assets	(106,021,631)	44,816,230
Net assets at beginning of period	469,237,090	424,420,860
Net assets at end of period	$363,215,459	$469,237,090

Other Information
Class A
Shares outstanding at beginning of period	22,857,220	22,246,452
Shares sold	4,397,560	5,142,943
Shares issued to shareholders in reinvestment of distributions	4,749,422	1,466,363
Shares redeemed	(4,787,487)	(5,998,538)
Net increase (decrease) in Class A shares	4,359,495	610,768
Shares outstanding at end of period	27,216,715	22,857,220
Class B
Shares outstanding at beginning of period	2,324,391	2,154,282
Shares sold	238,349	474,075
Shares issued to shareholders in reinvestment of distributions	505,712	137,106
Shares redeemed	(319,846)	(441,072)
Net increase (decrease) in Class B shares	424,215	170,109
Shares outstanding at end of period	2,748,606	2,324,391
The accompanying notes are an integral part of the financial statements.

32 |	DWS Small Cap Index VIP

Financial Highlights
DWS Small Cap Index VIP — Class A
	Years Ended December 31,
	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$18.63	$17.39	$16.97	$14.97	$18.29
Income (loss) from investment operations:
Net investment income[a]	.15	.13	.14	.17	.19
Net realized and unrealized gain (loss)	(3.83)	2.41	2.03	3.49	(2.06)
Total from investment operations	(3.68)	2.54	2.17	3.66	(1.87)
Less distributions from:
Net investment income	(.14)	(.16)	(.17)	(.18)	(.18)
Net realized gains	(2.69)	(1.14)	(1.58)	(1.48)	(1.27)
Total distributions	(2.83)	(1.30)	(1.75)	(1.66)	(1.45)
Net asset value, end of period	$12.12	$18.63	$17.39	$16.97	$14.97
Total Return (%)[b]	(20.64)	14.50	19.43	25.22	(11.23)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	330	426	387	353	308
Ratio of expenses before expense reductions (%)[c]	.42	.47	.50	.53	.51
Ratio of expenses after expense reductions (%)[c]	.39	.39	.39	.39	.41
Ratio of net investment income (%)	1.08	.69	.99	1.04	1.03
Portfolio turnover rate (%)	18	26	23	22	17

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 33

DWS Small Cap Index VIP — Class B
	Years Ended December 31,
	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$18.63	$17.39	$16.97	$14.97	$18.28
Income (loss) from investment operations:
Net investment income[a]	.11	.08	.10	.12	.14
Net realized and unrealized gain (loss)	(3.83)	2.41	2.04	3.49	(2.05)
Total from investment operations	(3.72)	2.49	2.14	3.61	(1.91)
Less distributions from:
Net investment income	(.10)	(.11)	(.14)	(.13)	(.13)
Net realized gains	(2.69)	(1.14)	(1.58)	(1.48)	(1.27)
Total distributions	(2.79)	(1.25)	(1.72)	(1.61)	(1.40)
Net asset value, end of period	$12.12	$18.63	$17.39	$16.97	$14.97
Total Return (%)[b]	(20.89)	14.18	19.09	24.87	(11.42)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	43	37	33	28
Ratio of expenses before expense reductions (%)[c]	.72	.76	.79	.81	.80
Ratio of expenses after expense reductions (%)[c]	.67	.67	.66	.65	.67
Ratio of net investment income (%)	.79	.42	.71	.76	.77
Portfolio turnover rate (%)	18	26	23	22	17

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

34 |	DWS Small Cap Index VIP

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Small Cap Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are

DWS Small Cap Index VIP	| 35

generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended December 31, 2022, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of December 31, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of December 31, 2022, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of December 31, 2022

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$ 5,957,283	$ —	$ 333,337	$ 1,288,615	$ 7,579,235
Rights	225,347	—	—	—	225,347
Total Borrowings	$ 6,182,630	$ —	$ 333,337	$ 1,288,615	$ 7,804,582
Gross amount of recognized liabilities and non-cash collateral for securities lending transactions:					$7,804,582
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

36 |	DWS Small Cap Index VIP

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in derivatives, the realized tax character on distributions from certain securities and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At December 31, 2022, the Fund's components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$ 4,044,245
Undistributed long-term capital gains	$ 8,929,783
Net unrealized appreciation (depreciation) on investments	$ (646,558)
At December 31, 2022, the aggregate cost of investments for federal income tax purposes was $369,471,049. The net unrealized depreciation for all investments based on tax cost was $646,558. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $81,654,214 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $82,300,772.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2022	2021
Distributions from ordinary income*	$ 9,316,781	$ 6,391,312
Distributions from long-term capital gains	$ 58,432,014	$ 24,078,720

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies.  In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

DWS Small Cap Index VIP	| 37

B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2022, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of December 31, 2022, is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2022, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $7,514,000 to $13,569,000.
The following table summarizes the value of the Fund's derivative instruments held as of December 31, 2022 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivative	Futures Contracts
Equity Contracts (a)	$ (102,743)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2022 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ (532,619)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (256,658)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the year ended December 31, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $68,431,327 and $73,639,078, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to

38 |	DWS Small Cap Index VIP

the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.28%.
For the period from January 1, 2022 through September 30, 2022 (through April 30, 2022 for Class B shares), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.39%
Class B	.67%
For the period from May 1, 2022 through September 30, 2022, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of Class B shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.68%.
Effective October 1, 2022 through September 30, 2023, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.37%
Class B	.67%
For the year ended December 31, 2022, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 120,071
Class B	17,200
$ 137,271
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2022, the Administration Fee was $367,887, of which $30,253 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. For the year ended December 31, 2022, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at December 31, 2022
Class B	$ 90,641	$ 7,222
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”) (name changed from DST Systems, Inc. effective January 1, 2023), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service

DWS Small Cap Index VIP	| 39

agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2022
Class A	$ 1,556	$ 263
Class B	296	49
	$ 1,852	$ 312
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended December 31, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $5,680, of which $210 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
E.
Ownership of the Fund
At December 31, 2022, four participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 32%, 16%, 13% and 10%, respectively. Four participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 36%, 21%, 19% and 12%, respectively.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2022.

40 |	DWS Small Cap Index VIP

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Investments VIT Funds and Shareholders of DWS Small Cap Index VIP:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Small Cap Index VIP (the “Fund”) (one of the funds constituting Deutsche DWS Investments VIT Funds) (the “Trust”), including the investment portfolio, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Investments VIT Funds) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the years ended December 31, 2018, were audited by another independent registered public accounting firm whose report, dated February 14, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures.. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 13, 2023

DWS Small Cap Index VIP	| 41

Information About Your Fund’s Expenses (Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2022 to December 31, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended December 31, 2022

Actual Fund Return	Class A	Class B
Beginning Account Value 7/1/22	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/22	$ 1,038.60	$ 1,036.80
Expenses Paid per $1,000*	$ 1.95	$ 3.49
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 7/1/22	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/22	$ 1,023.29	$ 1,021.78
Expenses Paid per $1,000*	$ 1.94	$ 3.47

*
Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.38%	.68%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

42 |	DWS Small Cap Index VIP

Tax Information (Unaudited)
The Fund paid distributions of $2.44 per share from net long-term capital gains during its year ended December 31, 2022.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $9,951,000 as capital gain dividends for its year ended December 31, 2022.
For corporate shareholders, 29% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2022, qualified for the dividends received deduction.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please contact your insurance provider.
Proxy Voting
The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

DWS Small Cap Index VIP	| 43

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Cap Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2022.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that,

44 |	DWS Small Cap Index VIP

for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 4th quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that, effective October 1, 2021, in connection with the 2021 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee by 0.07%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board

DWS Small Cap Index VIP	| 45

considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance.  The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

46 |	DWS Small Cap Index VIP

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods designer and distributor); former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	69	—
John W. Ballantine (1946) Board Member since 1999
Retired; formerly, Executive Vice President and Chief Risk Management
Officer, First Chicago NBD Corporation/The First National Bank of Chicago
(1996–1998); Executive Vice President and Head of International Banking
(1995–1996); Not-for-Profit Directorships: Window to the World
Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago;
Former Directorships: Director and Chairman of the Board, Healthways,
Inc.[2] (population wellbeing and wellness services) (2003–2014); Stockwell
Capital Investments PLC (private equity); Enron Corporation; FNB
Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak
Brook Bank; Portland General Electric[2] (utility company (2003–2021); and
Prisma Energy International; Former Not-for-Profit Directorships: Public
Radio International; Palm Beach Civic Assn.
		69	—
Dawn-Marie Driscoll (1946) Board Member since 1987
Advisory Board and former Executive Fellow, Hoffman Center for Business
Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm)
(1988–1990); Vice President of Corporate Affairs and General Counsel,
Filene’s (retail) (1978–1988); Directorships: Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); Former Directorships: ICI Mutual Insurance Company
(2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012),
Investment Company Institute (audit, executive, nominating committees)
and Independent Directors Council (governance, executive committees)
		69	—
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International Banking and Professor of Finance,
The Wharton School, University of Pennsylvania (since July 1972);
formerly: Director, The Wharton Financial Institutions Center (1994–2020);
Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and
Director, The Lauder Institute of International Management Studies
(2000–2006); Member FDIC Systemic Risk Advisory Committee since
2011, member Systemic Risk Council since 2012 and member of the
Advisory Board at the Yale Program on Financial Stability since 2013;
Former Directorships: Co-Chair of the Shadow Financial Regulatory
Committee (2003–2015), Executive Director of The Financial Economists
Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013),
Director of The Aberdeen Singapore Fund (2007–2018), Director, The
Aberdeen Japan Fund (2007-2021) and Nonexecutive Director of Barclays
Bank DE (2010–2018)
		69	—

DWS Small Cap Index VIP	| 47

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Chad D. Perry (1972) Board Member or Advisory Board Member since 2021[3]	Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (since 2011); formerly Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	21[4]	Director - Great Elm Capital Corp. (business development company) (since 2022)
Rebecca W. Rimel (1951) Board Member since 1995
Director, The Bridgespan Group (nonprofit organization) (since October
2020); formerly: Executive Vice President, The Glenmede Trust Company
(investment trust and wealth management) (1983–2004); Board Member,
Investor Education (charitable organization) (2004–2005); Former
Directorships: Trustee, Executive Committee, Philadelphia Chamber of
Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June
2007); Trustee, Thomas Jefferson Foundation (charitable organization)
(1994–2012); President, Chief Executive Officer and Director (1994–2020)
and Senior Advisor (2020-2021), The Pew Charitable Trusts (charitable organization); Director, BioTelemetry Inc.[2] (acquired by Royal Philips in
2021) (healthcare) (2009–2021); Director, Becton Dickinson and Company[2]
(medical technology company) (2012-2022)
		69	—
Catherine Schrand (1964) Board Member since 2021*	Celia Z. Moh Professor of Accounting (since 2016) and Professor of Accounting (since 1994), The Wharton School, University of Pennsylvania; formerly Vice Dean, Wharton Doctoral Programs (2016–2019)	69	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	69	—
Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present
Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018–present);
Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service
Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc.
(2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and
Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central
and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds
(2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.
(2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company
(since October 16, 2020); and Episcopalian Charities of New York (2018–present)

John Millette[8] (1962) Vice President and Secretary, 1999–present
Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas,
Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX
ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.
2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and
Assistant Secretary, DBX ETF Trust (2019–2020)

Ciara Crawford[9] (1984) Assistant Secretary, 2019–present	Fund Administration (Specialist), DWS (2015–present); formerly, Legal Assistant at Accelerated Tax Solutions
Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present
Fund Administration Treasurer's Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and
Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity
Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present);
formerly: Assistant Treasurer for the DWS funds (2007–2018)

Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Fund Administration Tax (Head), DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present
Fund Administration Treasurer's Office (Co-Head since 2018), DWS; Director and Vice President, DWS
Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer,
The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund,
Inc. (2018–present)

Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present
Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The
European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund,
Inc. (2016–present)

48 |	DWS Small Cap Index VIP

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present
Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer,
DBX Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New
Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary,
Deutsche AM Distributors, Inc. (2002–2017); Secretary, Deutsche AM Service Company (2010–2017);
and Chief Legal Officer, DBX Strategic Advisors LLC (2020–2021)

Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, since October 6, 2021
Senior Team Lead Anti-Financial Crime and Compliance, DWS; AML Officer, DWS Trust Company (since
November 2, 2021); AML Officer, DBX ETF Trust (since October 21, 2021); AML Officer, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since
November 12, 2021); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO

*
Ms. Schrand was an Advisory Board Member for certain funds in the DWS Fund Complex for the period from November 18, 2021 to
December 31, 2022 and was elected as a Full Board Member as of January 1, 2023 for all funds in the DWS Fund Complex.

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]
Mr. Perry is an Advisory Board Member of Deutsche DWS Asset Allocation Trust, Deutsche DWS Equity 500 Index Portfolio,
Deutsche DWS Global/International Fund, Inc., Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS
International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Money Market
Trust, Deutsche DWS Municipal Trust, Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free Trust,
Deutsche DWS Variable Series I and Government Cash Management Portfolio. Mr. Perry is a Board Member of each other Trust.

[4]
Mr. Perry oversees 21 funds in the DWS Fund Complex as a Board Member of various Trusts. Mr. Perry is an Advisory Board
Member of various Trusts/Corporations comprised of 48 funds in the DWS Fund Complex.

[5]
As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons”
of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, NY 10022.
[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS Small Cap Index VIP	| 49

Notes

Notes

vit-scif-2 (R-025818-12 2/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS Small Cap Index VIP

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2022	$36,511	$0	$8,316	$0
2021	$38,433	$0	$8,316	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2022	$0	$148,212	$0
2021	$0	$461,717	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2022	$8,316	$148,212	$0	$156,528
2021	$8,316	$461,717	$0	$470,033

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2021 and 2022 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue to act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY and EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any professionals who were part of the audit engagement team for the Fund or in the position to influence the audit engagement team for the Fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	2/15/2023